[EATON VANCE LOGO]
EATON VANCE-REGISTERED TRADEMARK-
===========
Mutual Funds

                                                           [PHOTO - Brick wall]
Semiannual Report September 30, 2000

                                   EATON VANCE
                                     LIMITED
[PHOTO - Highway]                   MATURITY
                                   MUNICIPALS
                                     FUNDS

                                                                      California
[PHOTO - Bridge]                                                         Florida
                                                                   Massachusetts
                                                                      New Jersey
                                                                        New York
                                                                            Ohio
                                                                    Pennsylvania

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

The rate of economic growth in the U.S. finally showed signs of easing somewhat in the second half of 2000. Last year's prolonged rise in interest rates resulted in lower corporate profits, slower capital investment and weaker consumer demand. Those trends were generally reflected at the state level as well, as indicated in the following pages, and, together with a sharp decline in the equity markets, have tempered the outlook for economic growth.

AFTER A DISAPPOINTING YEAR IN 1999, MUNICIPAL BONDS HAVE STAGED A MODEST RECOVERY IN 2000...

The effect of higher interest rates on the municipal market was quite evident in 1999. Bond prices, which move in the opposite direction of interest rates, reacted negatively to the rate hikes, creating disappointing returns for municipal bond funds, including Eaton Vance Limited Maturity Municipals Funds.

In the six-month period ended September 30, 2000, however, the picture brightened somewhat. After the Federal Reserve raised its benchmark Federal Funds rate in March and again in May, the U.S. economy appeared in the ensuing months to show the cumulative effects of the Fed's actions. In the third quarter, GDP growth slowed to a moderate 2.7%. While expressing concerns about sharply higher energy prices, the Federal Reserve left rates unchanged at its August meeting and signaled that its sustained string of rate hikes may be near an end.

AS RATES STABILIZED, THE CLIMATE FOR MUNICIPAL BONDS IMPROVED...

The prospect of stable, or potentially lower, interest rates was applauded by fixed-income investors, including those in the municipal market, which mounted a modest rally. The Lipper Intermediate Municipal Debt Fund Classification, which had a total return of -1.68% in 1999, had an average return of 3.27% in the six-month period ended September 30, 2000.* That represented a modest recovery, as the interest rate scenario improved somewhat.

Naturally, the outlook for the municipal market will depend, in large part, on the relative strength of the economy and future Fed actions. From a supply standpoint, however, conditions have turned more favorable. Increased tax revenues at the state and local level have reduced funding needs. As a result, the rate of new municipal issuance declined from previous years, reducing supply pressures within the municipal market. Finally, if the equity markets remain under pressure, the municipal markets could attract more demand from tax-conscious investors. The economy will, of course, bear close watching in coming months. But, in a moderating economy, we believe that municipals are increasingly worthy of consideration in a diversified investment portfolio.

                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             November 9, 2000

                    Intermediate-Term municipal bond yields
                          reach 79% of Treasury yields

                          [GRAPH - Bar chart]

           4.65%                             7.70%

      5-Year AAA-rated                   Taxable equivalent yield
      General Obligation (G0) Bonds*     in 39.6% tax bracket

                          [GRAPH - Bar chart]

           5.85%

      5-Year Treasury Bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

* GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yield. Statistics as of September 30, 2000.

Past Performance is no guarantee of future results.
Source: Bloomberg L.P.

*It is not possible to invest directly in an Index or Lipper Classification.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- California's economic growth has proceeded at a fairly solid pace in 2000, although job growth has moderated somewhat in the second half. Business services and engineering provided an especially strong boost to the service sector. The state's September 2000 unemployment rate declined to 4.8% from 5.0% a year ago.

- The state's manufacturing sector has continued to receive support from technology. Job growth has been particularly strong for companies involved in the manufacture of computers, disk drives, electronic components and semiconductors.

- California's construction sector has continued to expand in 2000, adding jobs at a 5.2% rate over 1999, reflecting the state's housing market and population inflow from other states. Total housing permits grew 6.6% in the past year alone.

THE FUND
-------------------------------------------------------------------------------

- During the six months ended September 30, 2000, the Fund's Class A and Class B shares had total returns of 4.61% and 4.23%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $9.92 on September 30, 2000 from $9.70 on March 31, 2000, and the reinvestment of $0.221 and $0.186 per share, respectively, in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2000 of $9.92 per share for Class A and Class B, the Fund's distribution rates were 4.44% and 3.73%, respectively.(3) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 8.11% and 6.81%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2000 were 4.16% and 3.51%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.59% and 6.41%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- The supply of California bonds declined sharply in 2000, falling roughly 25% below the levels of 1999. In a limited new-issue market, the Portfolio's largest sector weighting was escrowed bonds. Because they are backed by Treasury bonds, these issues provided the Portfolio excellent quality and fairly stable performance characteristics.

- Special tax revenue bonds remained a major emphasis of the Portfolio. These special assessment issues continue to comprise a large percentage of new state supply, and were issued to meet the growing infrastructure needs of California communities.

- Management remained very selective with respect to its hospital bond holdings. The sector has been under pressure in reaction to health care proposals and increasingly difficult industry fundamentals. The Portfolio found good opportunities among some smaller issues.

PORTFOLIO STATISTICS(6)
-------------------------------------------------------------------------------

- Number of Issues:                         37
- Duration:                                 6.6 years
- Average Rating:                           AA-
- Average Call:                             9.0 years
- Average Dollar Price:                     $93.40

RATINGS DISTRIBUTION(6)
-------------------------------------------------------------------------------

                                    [PIE CHART]

AAA          65.6%
BB            3.3%
BBB           8.1%
Non-Rated    23.0%

--------------------------------------------------------------------------------
FUND INFORMATION AS OF SEPTEMBER 30, 2000


PERFORMANCE(7)                                    CLASS A     CLASS B
----------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------
One Year                                            5.73%        4.97%
Five Years                                           N.A.        3.50
Life of Fund+                                       4.53         4.10
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------
One Year                                            3.31%        1.97%
Five Years                                           N.A.        3.50
Life of Fund+                                       3.97         4.10

+Inception date: Class A: 6/27/96; Class B: 5/29/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By total net assets

Escrowed/Prerefunded                                19.5%
Special Tax Revenue                                 13.0%
Insured - Electric Utilities*                        9.6%
Insured - Special Tax Revenue*                       9.4%
Insured - General Obligations*                       9.2%


(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 45.22% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/00 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. (*) Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------

- Reflecting a more moderate southeast economy, the Florida economy eased somewhat in the first half of 2000. Construction was slightly below last year's pace, and officials worried about the effect of higher gas prices on tourism. The state's September 2000 jobless rate was 3.7%, down from 3.8% a year ago.

- The state's agriculture sector has felt a major impact of this year's drought conditions. It is estimated that losses to citrus, vegetable, peanut and cotton crops totaled $314 million in the first six months of 2000 alone.

- Florida has enjoyed rising exports to key markets, including Brazil, Chile and the U.K. Officials returned from a recent trade visit to Brazil with hopes of increasing technology exports to that Latin power.

THE FUND

- During the six months ended September 30, 2000, the Fund's Class A, Class B and Class C shares had total returns of 3.39%, 2.99% and 2.94%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $9.77 on September 30, 2000 from $9.67 on March 31, 2000, and the reinvestment of $0.224 and $0.186 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.23 from $9.14, and the reinvestment of $0.176 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2000 of $9.77 per share for Class A and Class B, and $9.23 for Class C, distribution rates were 4.55%, 3.79% and 3.79%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 7.53%, 6.27% and 6.27%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2000 were 4.51%, 3.86% and 3.86%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 7.47%, 6.39% and 6.39%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- The Portfolio's largest sector commitments were insured* water and sewer bonds and special tax revenue bonds. Reflecting the state's rapid population growth, many communities have issued these bonds to meet their expanded infrastructure needs.

- Electric utilities were among the Portfolio's largest sector weightings. Some of Florida's large utilities have engaged in a series of restructurings, including the retiring of old debt. That is a potentially positive development for investors.

- The Portfolio sought opportunities in selected non-rated bonds, including life care and special assessment bonds, which could benefit from Florida's increasing population. While these non-rated issues require especially rigorous analysis, they have tended to provide very attractive coupons and the potential for credit upgrades.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

- Number of Issues:                         45
- Duration:                                 5.8 years
- Average Rating:                           AA-
- Average Call:                             5.9 years
- Average Dollar Price:                     $94.84

RATINGS DISTRIBUTION(6)
--------------------------------------------------------------------------------

                          [PIE CHART]

A             5.8%
AA           18.1%
AAA          50.1%
BBB           9.5%
Non-Rated    16.5%

--------------------------------------------------------------------------------
FUND INFORMATION AS
OF SEPTEMBER 30, 2000


PERFORMANCE(7)                  CLASS A CLASS B CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                         4.62%   3.81%   3.81%
Five Years                       N.A.    2.80    2.75
Life of Fund+                    3.90    3.88    2.68
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                         2.21%   0.82%   2.81%
Five Years                       N.A.    2.80    2.75
Life of Fund+                    3.35    3.88    2.68

+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By total net assets

Insured - Water & Sewer*         15.0%
Special Tax Revenue              12.3%
Insured - General Obligations*    8.6%
Electric Utilities                7.5%
Insured - Transportation*         7.1%


(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or local tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) Taxable-equivalent rates assume maximum 39.69% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/00 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule:
     3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. Class C 1-year SEC return reflects 1% CDSC. (*) Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND AS OF
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------

- The Massachusetts economy remained sound in 2000, although the rate of growth has slowed from previous years. Financial services, technology and health care continued to generate good job growth. The September 2000 jobless rate was just 2.4%, down from 3.2% a year earlier.

- Commercial real estate construction in the Greater Boston area has slowed, leading to very low inventories in Boston and the suburbs. Land and labor supply shortages have contributed to slower activity.

- Massachusetts' golf-related revenues rank second only to California, according to the National Golf Foundation. Sales of golf equipment, apparel and course fees amounted to $1.6 billion in 1999.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 2000, the Fund's Class A, Class B and Class C shares had total returns of 3.50%, 3.08% and 3.13%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $9.79 on September 30, 2000 from $9.68 on March 31, 2000, and the reinvestment of $0.224 and $0.185 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.37 from $9.26, and the reinvestment of $0.176 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2000 of $9.79 per share for Class A and Class B, and $9.37 for Class C, distribution rates were 4.56%, 3.76% and 3.75%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 8.06%, 6.61% and 6.59%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2000 were 4.39%, 3.59% and 3.59%, respectively.(5) The SEC 30-day yields of Class A, Class B and Class C shares are equivalent to taxable yields of 7.72%, 6.31% and 6.31%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Escrowed bonds represented a large weighting for the Portfolio. The bonds are escrowed and backed by Treasury bonds, and, therefore, are viewed as very high quality investments. An escrowed issue for the Massachusetts Turnpike Authority was among the Portfolio's largest holdings.

- As the interest rate climate began to improve, the Portfolio placed an increasing emphasis on non-callable bonds. Typically, these bonds tend to be more sensitive to changes in interest rates, a favorable characteristic in the event of a market rally.

- To diversify away from economically-sensitive sectors, the Portfolio maintained a significant exposure to education bonds. The Portfolio's holdings included issues for colleges such as Boston College and Wentworth Institute, as well as secondary schools, including Dana Hall and The Park School.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

- Number of Issues:              47
- Duration:                      6.6 years
- Average Rating:                AA-
- Average Call:                  7.2 years
- Average Dollar Price:          $96.13

RATINGS DISTRIBUTION(6)
--------------------------------------------------------------------------------

                          [CHART - DESCRIPTION NEEDED]

A             5.3%
AA           19.8%
AAA          39.0%
BB            1.1%
BBB          28.8%
Non-Rated     6.0%

--------------------------------------------------------------------------------
FUND INFORMATION AS OF SEPTEMBER 30, 2000

PERFORMANCE(7)                  CLASS A CLASS B CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                         4.40%   3.56%   3.65%
Five Years                       N.A.    3.03    3.04
Life of Fund+                    4.12    3.89    2.93
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                         2.01%   0.57%   2.65%
Five Years                       N.A.    3.03    3.04
Life of Fund+                    3.56    3.89    2.93

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By total net assets

Hospital                         20.4%
Education                        11.7%
Escrowed/Prerefunded             11.3%
Insured - General Obligations*   11.1%
General Obligations              11.0%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) Taxable-equivalent rates assume maximum 43.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/00 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. Class C 1-year SEC return reflects 1% CDSC. (*) Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager



THE ECONOMY
--------------------------------------------------------------------------------

- New Jersey's job growth leveled off in the first half of 2000, mirroring a slowdown at the national level. The state was also hurt by the Verizon strike, which idled more than 3,700 communications workers. New Jersey's September 2000 unemployment rate was 3.8%, down from the 4.6% rate of a year earlier.

- The service sector continues to provide New Jersey with strong job creation. The primary engines of service employment growth remain hotels and casinos, health care and business services.

- At mid-year, single-family housing permits in New Jersey had fallen to their lowest level since 1997. While the trend resulted, in part, from the prolonged rise in interest rates, it was attributed, in some areas, to land and labor shortages.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 2000, the Fund's Class A and Class B shares had total returns of 3.34% and 2.93%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $9.87 on September 30, 2000 from $9.78 on March 31, 2000, and the reinvestment of $0.233 and $0.194 per share, respectively, in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2000 of $9.87 per share for Class A and Class B, the Fund's distribution rates were 4.69% and 3.90%, respectively.(3) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 8.29% and 6.90%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30 were 4.19% and 3.53%, respectively.(5) The SEC 30-day yields of Class A and Class B shares are equivalent to taxable rates of 7.41% and 6.24%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Insured general obligations constituted the Portfolio's largest sector weighting at September 30, 2000.(*) Amid signs of a slowing national and state economy, insured issues provided a measure of protection against a potential reduction in tax revenues.

- The New Jersey hospital sector has been hurt by concerns over the impact of changing Medicare reimbursement policies and the ongoing debate over managed care and some prominent difficulties in nearby Pennsylvania. The Portfolio focused on hospitals, such as Atlantic City Medical Care Center, which are in strong financial condition and have a viable growth strategy.

- Cogeneration bonds provide funding for facilities that convert excess industrial energy into electric power. These projects typically carry above-average coupons for investors while financing environment-friendly projects.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

- Number of Issues:              44
- Duration:                      6.4 years
- Average Rating:                AA
- Average Call:                  6.4 years
- Average Dollar Price:          $97.80

RATINGS DISTRIBUTION(6)
--------------------------------------------------------------------------------
                          [PIE CHART]

A             8.2%
AA           11.5%
AAA          59.5%
B             0.9%
BB            2.4%
BBB           9.1%
Non-Rated     8.4%


--------------------------------------------------------------------------------
FUND INFORMATION AS OF SEPTEMBER 30, 2000

PERFORMANCE(7)                   CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                           4.75%     3.91%
Five Years                         N.A.      3.27
Life of Fund+                      4.35      4.01
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           2.36%     0.91%
Five Years                         N.A.      3.27
Life of Fund+                      3.79      4.01

+Inception date: Class A: 6/27/96; Class B: 6/1/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By total net assets

Insured - General Obligations*   26.5%
Insured - Hospital*              10.3%
Insured - Transportation*         8.4%
Hospital                          8.4%
Cogeneration                      8.3%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 43.45% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/00 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. (*) Private insurance does not decrease the risk of loss of principal associated with this investment.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- New York's economy remained strong in 2000, with real estate prices rising and labor markets fairly tight. Construction was especially strong, with multi-family permits up 60% from 1999 levels. The September 2000 jobless rate was 4.6%, slightly below the 5.2% level of a year ago.

- New York's financial sector has seen uneven growth in 2000. The decline in the equity markets and uncertainties in some underwriting segments have created a more difficult climate for the investment community.

- Reflecting a strong economy and increased tourism, New York City's hotel occupancy rates were 7.7% above levels of June 1999. Rates rose despite the addition of 3,350 rooms since the start of 1999.


THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 2000, the Fund's Class A, Class B and Class C shares had total returns of 3.50%, 3.09% and 3.11%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.14 on September 30, 2000 from $10.03 on March 31, 2000, and the reinvestment of $0.236 and $0.196 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.62 from $9.51, and the reinvestment of $0.182 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2000 of $10.14 per share for Class A and Class B, and $9.62 for Class C, distribution rates were 4.64%, 3.85% and 3.77%, respectively.(3) The distribution rates of Class A ,Class B and Class C shares are equivalent to taxable rates of 8.25%, 6.84% and 6.70%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2000 were 4.34%, 3.68% and 3.67%, respectively.(5) The SEC 30-day yields of Class A, Class B and Class C shares are equivalent to taxable yields of 7.71%, 6.54% and 6.52%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- The Portfolio maintained a large exposure to state-appropriated debt during the period, including lease revenue bonds/certificates of participation, the largest sector weighting at September 30, 2000. These issues finance the purchase of equipment for a wide range of state projects, including utilities, transportation facilities, and health care facilities.

- Water and sewer bonds provided some diversification from more economically sensitive areas. Management's investments in this area focused on the New York City Municipal Water Finance Authority, a well-regarded and frequent issuer that added quality to the Portfolio.

- The Portfolio maintained a significant exposure to New York City bonds. The City's improved financial condition and strong tax revenue base has been reflected favorably in the credit ratings of the City's general obligation bonds.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

- Number of Issues:                         46
- Duration:                                 7.0 years
- Average Rating:                           A+
- Average Call:                             7.1 years
- Average Dollar Price:                     $97.63

RATINGS DISTRIBUTION(6)
--------------------------------------------------------------------------------
                          [PIE CHART]

A            27.1%
AA           34.5%
AAA          18.9%
BBB          10.9%
Non-Rated     8.6%

--------------------------------------------------------------------------------
FUND INFORMATION AS OF SEPTEMBER 30, 2000

PERFORMANCE(7)                  CLASS A CLASS B CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                         5.12%   4.29%   4.45%
Five Years                       N.A.    3.71    3.66
Life of Fund+                    4.87    4.32    3.29
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                         2.79%   1.29%   3.45%
Five Years                       N.A.    3.71    3.66
Life of Fund+                    4.31    4.32    3.29

+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By total net assets

Lease Revenue/Certificates       13.0%
  of Participation
Special Tax Revenue              10.8%
Transportation                   10.2%
Hospital                          9.9%
Water & Sewer                     9.3%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 43.74% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/00 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. Class C 1-year SEC return reflects 1% CDSC. (*) Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------

- The Ohio economy remained on the upswing in 2000, although at a more moderate pace than in previous years. Reflecting a trend at the national level, Ohio continued to shed manufacturing jobs, with a decline of 9,800 over the past year. Ohio's September 2000 unemployment rate was 4.2%, down slightly from the 4.3% rate of a year ago.

- While slower than last year's record pace, Ohio's auto sector remained fairly upbeat. Despite higher gas prices, consumer demand for light trucks and sport utility vehicles remained relatively strong.

- In May, E-Com, a joint initiative of local governments and businesses, issued an assessment of Ohio's preparedness for electronic commerce. The report recommended more investment in broadband, as well as stronger efforts in workplace development for the Internet.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 2000, the Fund's Class A and Class B shares had total returns of 3.59% and 3.20%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $9.54 on September 30, 2000 from $9.43 on March 31, 2000, and the reinvestment of $0.224 and $0.189 per share, respectively, in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2000 of $9.54 per share for Class A and Class B, the Fund's distribution rates were 4.66% and 3.93%, respectively.(3) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 7.03% and 8.34%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2000 were 4.31% and 3.65%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.71% and 6.53%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Insured general obligations (GOs) remained the Portfolio's largest sector weighting at September 30, 2000.(*) Local school districts typically constitute a large percentage of Ohio municipal issuance. Insured issues provided a measure of protection against a possible cyclical decline in tax revenues.

- Industrial development revenue bonds constituted a large commitment of the Portfolio. The Portfolio's investments included a broad range of industries, including entertainment with Cleveland's Rock and Roll Hall of Fame. The Hall has become one of the state's major tourist destinations in recent years.

- Call protection remained a major priority of the Portfolio. Management sought to eliminate bonds with approaching call dates in favor of issuers with more call protection. The performance of bonds with poor call characteristics may be restrained in the event of a market rally.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

- Number of Issues:                         41
- Duration:                                 6.4 years
- Average Rating:                           AA-
- Average Call:                             6.8 years
- Average Dollar Price:                     $97.99

RATINGS DISTRIBUTION(6)
--------------------------------------------------------------------------------
                          [PIE CHART]

A            16.8%
AA           16.0%
AAA          45.0%
BBB          10.9%
Non-Rated    11.3%

--------------------------------------------------------------------------------
FUND INFORMATION AS OF SEPTEMBER 30, 2000


PERFORMANCE(7)                   CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                           3.64%     2.87%
Five Years                         N.A.      3.25
Life of Fund+                      3.87      3.43
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           1.33%   -0.09%
Five Years                         N.A.      3.25
Life of Fund+                      3.26      3.43

+Inception date: Class A: 10/22/96; Class B: 4/16/93

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By total net assets

Insured - General Obligations*   32.4%
Industrial Development Revenue   11.7%
Hospital                         11.6%
General Obligations              11.6%
Escrowed/Prerefunded              7.4%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income and/or alternative minimum or state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 44.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/00 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. (*) Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30,
2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------

- Pennsylvania's economy remained healthy in 2000, although trends at the national level augured the potential for a slowdown. The service sector was again responsible for most job creation, with government and transportation leading the way. The state's September 2000 jobless rate fell to 4.0%, down from 4.4% a year ago.

- Pennsylvania's construction industry witnessed modest job creation, reflecting an increase in housing starts. The Pittsburgh market remained especially strong, due to several large commercial projects.

- The Workforce 2005 Report suggests that health service jobs will increase by 24% annually over the next five years. Rising demand is attributed to an aging population and a greater need for skilled patient care.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 2000, the Fund's Class A, Class B and Class C shares had total returns of 3.41%, 2.99% and 3.04%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $9.97 on September 30, 2000 from $9.87 on March 31, 2000, and the reinvestment of $0.232 and $0.192 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.44 from $9.34, and the reinvestment of $0.181 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2000 of $9.97 per share for Class A and Class B, and $9.44 for Class C, distribution rates were 4.62%, 3.83% and 3.81%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 7.87%, 6.52% and 6.49%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2000 were 4.50%, 3.85% and 3.85%, respectively.(5) The SEC 30-day yields of Class A, Class B and Class C shares are equivalent to taxable yields of 7.66%, 6.56% and 6.56%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- The Portfolio had its largest concentration in selected hospital bonds. The Portfolio's holdings were well diversified geographically throughout the state, and emphasized dominant market share and sound fundamentals. The Portfolio generally avoided exposure to the overbedded Philadelphia market.

- To balance a fairly large weighting in insured bonds, the Portfolio had investments in non-rated bonds, including assisted living facilities, industrial development revenue bonds and life care facilities.(*) The research-intensive investments were a source of above-average income for the Portfolio.

- Management continued its efforts to consolidate smaller positions within the Portfolio into larger positions. That consolidation should further enhance liquidity and expand the trading flexibility of the Portfolio.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

- Number of Issues:                         46
- Duration:                                 6.5 years
- Average Rating:                           A
- Average Call:                             6.5 years
- Average Dollar Price:                     $94.13

RATINGS DISTRIBUTION(6)
--------------------------------------------------------------------------------
                          [PIE CHART]

AA            9.3%
AAA          49.3%
BB            1.4%
BBB          25.7%
Non-Rated    14.3%

--------------------------------------------------------------------------------
FUND INFORMATION AS OF SEPTEMBER 30, 2000

PERFORMANCE(7)                   CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                           4.16%     3.33%     3.50%
Five Years                         N.A.      3.33      3.28
Life of Fund+                      4.45      4.18      3.08
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           1.82%     0.35%     2.50%
Five Years                         N.A.      3.33      3.28
Life of Fund+                      3.90      4.18      3.08

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By total net assets

Hospital                         16.3%
Escrowed/Prerefunded             11.4%
Insured - General Obligations*    8.6%
Insured - Transportation*         7.3%
Insured - Education*              7.2%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or state and income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 41.29% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/00 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. Class C 1-year SEC return reflects 1% CDSC. (*) Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                           CALIFORNIA     FLORIDA     MASSACHUSETTS
                                          LIMITED FUND  LIMITED FUND  LIMITED FUND
-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost                        $21,434,169   $41,485,317    $39,430,350
   Unrealized appreciation
      (depreciation)                          140,494      (238,261)      (352,594)
-----------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE   $21,574,663   $41,247,056    $39,077,756
-----------------------------------------------------------------------------------
Receivable for Fund shares sold           $        --   $        --    $     9,995
-----------------------------------------------------------------------------------
TOTAL ASSETS                              $21,574,663   $41,247,056    $39,087,751
-----------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------
Payable for Fund shares redeemed          $       500   $   138,958    $     9,410
Dividends payable                              34,762        71,997         61,017
Accrued expenses                               29,024        50,658         45,852
-----------------------------------------------------------------------------------
TOTAL LIABILITIES                         $    64,286   $   261,613    $   116,279
-----------------------------------------------------------------------------------
NET ASSETS                                $21,510,377   $40,985,443    $38,971,472
-----------------------------------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------------------------------
Paid-in capital                           $23,511,586   $44,840,199    $41,145,948
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (2,100,282)   (3,537,681)    (1,847,877)
Accumulated undistributed (distributions
   in excess of) net investment income        (41,421)      (78,814)        25,995
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of
   identified cost)                           140,494      (238,261)      (352,594)
-----------------------------------------------------------------------------------
TOTAL                                     $21,510,377   $40,985,443    $38,971,472
-----------------------------------------------------------------------------------
Class A Shares
-----------------------------------------------------------------------------------
NET ASSETS                                $19,739,265   $33,690,066    $33,843,989
SHARES OUTSTANDING                          1,989,305     3,449,949      3,457,366
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.92   $      9.77    $      9.79
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 97.75 of net asset
      value per share)                    $     10.15   $      9.99    $     10.02
-----------------------------------------------------------------------------------
Class B Shares
-----------------------------------------------------------------------------------
NET ASSETS                                $ 1,771,112   $ 4,676,721    $ 2,303,069
SHARES OUTSTANDING                            178,468       478,865        235,185
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.92   $      9.77    $      9.79
-----------------------------------------------------------------------------------
Class C Shares
-----------------------------------------------------------------------------------
NET ASSETS                                $        --   $ 2,618,656    $ 2,824,414
SHARES OUTSTANDING                                 --       283,706        301,545
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        --   $      9.23    $      9.37
-----------------------------------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                           NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                                          LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost                        $33,179,156   $49,511,002   $17,193,055   $36,267,838
   Unrealized appreciation
      (depreciation)                          511,964       515,796       (97,122)     (207,875)
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE   $33,691,120   $50,026,798   $17,095,933   $36,059,963
------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $        --   $    20,000   $        --   $        --
------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $33,691,120   $50,046,798   $17,095,933   $36,059,963
------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $    31,580   $    84,197   $    15,004   $     9,930
Dividends payable                              54,727        84,325        36,148        62,405
Accrued expenses                               38,800        58,083        18,824        37,478
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   125,107   $   226,605   $    69,976   $   109,813
------------------------------------------------------------------------------------------------
NET ASSETS                                $33,566,013   $49,820,193   $17,025,957   $35,950,150
------------------------------------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------------------------------------
Paid-in capital                           $35,175,913   $50,648,675   $18,519,518   $37,430,320
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (2,086,107)   (1,270,157)   (1,456,346)   (1,315,848)
Accumulated undistributed (distributions
   in excess of) net investment income        (35,757)      (74,121)       59,907        43,553
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of
   identified cost)                           511,964       515,796       (97,122)     (207,875)
------------------------------------------------------------------------------------------------
TOTAL                                     $33,566,013   $49,820,193   $17,025,957   $35,950,150
------------------------------------------------------------------------------------------------
Class A Shares
------------------------------------------------------------------------------------------------
NET ASSETS                                $31,184,484   $43,763,032   $15,276,298   $29,889,774
SHARES OUTSTANDING                          3,160,404     4,314,271     1,601,963     2,998,124
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.87   $     10.14   $      9.54   $      9.97
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 97.75 of net asset
      value per share)                    $     10.10   $     10.37   $      9.76   $     10.20
------------------------------------------------------------------------------------------------
Class B Shares
------------------------------------------------------------------------------------------------
NET ASSETS                                $ 2,381,529   $ 4,220,074   $ 1,749,659   $ 2,093,480
SHARES OUTSTANDING                            241,275       416,026       183,478       209,988
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.87   $     10.14   $      9.54   $      9.97
------------------------------------------------------------------------------------------------
Class C Shares
------------------------------------------------------------------------------------------------
NET ASSETS                                $        --   $ 1,837,087   $        --   $ 3,966,896
SHARES OUTSTANDING                                 --       190,973            --       420,291
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        --   $      9.62   $        --   $      9.44
------------------------------------------------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                           CALIFORNIA     FLORIDA     MASSACHUSETTS
                                          LIMITED FUND  LIMITED FUND  LIMITED FUND
-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------
Interest allocated from Portfolio           $614,127     $1,186,677    $1,162,746
Expenses allocated from Portfolio            (80,700)      (137,512)     (129,069)
-----------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO        $533,427     $1,049,165    $1,033,677
-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Trustees fees and expenses                  $     81     $      108    $       77
Distribution and service fees
   Class A                                    15,145         26,130        26,615
   Class B                                     8,632         21,745         9,300
   Class C                                        --         12,788        14,374
Legal and accounting services                    869          1,829         2,263
Printing and postage                           2,519          3,154         3,283
Custodian fee                                  2,670          3,183         1,884
Transfer and dividend disbursing agent
   fees                                       11,120         20,952        20,354
Registration fees                                648          4,418         2,342
Miscellaneous                                  1,580          2,515         2,258
-----------------------------------------------------------------------------------
TOTAL EXPENSES                              $ 43,264     $   96,822    $   82,750
-----------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $490,163     $  952,343    $  950,927
-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $ 29,140     $  (62,921)   $  (55,868)
   Financial futures contracts               (46,397)       (18,235)       (7,817)
-----------------------------------------------------------------------------------
NET REALIZED LOSS                           $(17,257)    $  (81,156)   $  (63,685)
-----------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $465,876     $  488,650    $  425,436
   Financial futures contracts                36,021             --        16,566
-----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                           $501,897     $  488,650    $  442,002
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN            $484,640     $  407,494    $  378,317
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $974,803     $1,359,837    $1,329,244
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                           NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                                          LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $  986,382    $1,414,708    $ 507,769     $1,072,715
Expenses allocated from Portfolio            (116,939)     (163,689)     (67,629)      (125,456)
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO       $  869,443    $1,251,019    $ 440,140     $  947,259
------------------------------------------------------------------------------------------------
Expenses
------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $      109    $    1,090    $     107     $       79
Distribution and service fees
   Class A                                     23,901        33,420       11,908         23,185
   Class B                                     10,900        18,546        8,455         10,005
   Class C                                         --         8,131           --         18,246
Legal and accounting services                   1,705           861        1,447          1,365
Printing and postage                            3,109         3,636        2,829          2,695
Custodian fee                                   2,785         3,618        2,552          2,925
Transfer and dividend disbursing agent
   fees                                        18,657        29,103        7,447         21,538
Registration fees                               1,121         1,772        1,813            872
Miscellaneous                                   1,852         2,181        1,165          2,570
------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $   64,139    $  102,358    $  37,723     $   83,480
------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $  805,304    $1,148,661    $ 402,417     $  863,779
------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $   48,295    $   56,955    $(142,405)    $  (15,624)
   Financial futures contracts                   (250)          (44)      (1,772)       (16,411)
------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                   $   48,045    $   56,911    $(144,177)    $  (32,035)
------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)     $  226,834    $  488,519    $ 335,059     $  373,256
   Financial futures contracts                 12,048        19,578        5,979             --
------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                          $  238,882    $  508,097    $ 341,038     $  373,256
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN           $  286,927    $  565,008    $ 196,861     $  341,221
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $1,092,231    $1,713,669    $ 599,278     $1,205,000
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                           CALIFORNIA     FLORIDA     MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS         LIMITED FUND  LIMITED FUND  LIMITED FUND
-----------------------------------------------------------------------------------
From operations --
   Net investment income                  $   490,163   $   952,343    $   950,927
   Net realized loss                          (17,257)      (81,156)       (63,685)
   Net change in unrealized
      appreciation (depreciation)             501,897       488,650        442,002
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   974,803   $ 1,359,837    $ 1,329,244
-----------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $  (455,068)  $  (799,716)   $  (816,117)
      Class B                                 (35,888)      (92,113)       (38,901)
      Class C                                      --       (54,251)       (60,815)
   In excess of net investment income
      Class B                                    (372)           --             --
-----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $  (491,328)  $  (946,080)   $  (915,833)
-----------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $   312,143   $   259,919    $   142,393
      Class B                                  10,694       135,865        442,782
      Class C                                      --       173,825         26,521
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 195,716       333,793        443,323
      Class B                                  10,165        22,496         26,300
      Class C                                      --        16,283         29,621
   Cost of shares redeemed
      Class A                              (1,657,403)   (4,190,754)    (4,510,358)
      Class B                                (380,679)     (438,969)      (187,965)
      Class C                                      --      (545,077)    (1,825,776)
-----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(1,509,364)  $(4,232,619)   $(5,413,159)
-----------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(1,025,889)  $(3,818,862)   $(4,999,748)
-----------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------
At beginning of period                    $22,536,266   $44,804,305    $43,971,220
-----------------------------------------------------------------------------------
AT END OF PERIOD                          $21,510,377   $40,985,443    $38,971,472
-----------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------
AT END OF PERIOD                          $   (41,421)  $   (78,814)   $    25,995
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                           NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS         LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   805,304   $ 1,148,661   $   402,417   $   863,779
   Net realized gain (loss)                    48,045        56,911      (144,177)      (32,035)
   Net change in unrealized
      appreciation (depreciation)             238,882       508,097       341,038       373,256
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,092,231   $ 1,713,669   $   599,278   $ 1,205,000
------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $  (752,584)  $(1,041,068)  $  (366,110)  $  (720,512)
      Class B                                 (47,420)      (79,646)      (37,293)      (42,916)
      Class C                                      --       (34,267)           --       (77,937)
   In excess of net investment income
      Class A                                      --            --        (7,723)           --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $  (800,004)  $(1,154,981)  $  (411,126)  $  (841,365)
------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $    60,122   $   272,638   $    81,218   $   148,873
      Class B                                 478,959       422,711         9,923        78,790
      Class C                                      --       352,842            --        56,638
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 491,201       582,991       235,801       306,673
      Class B                                  27,929        49,627        19,745        24,097
      Class C                                      --        23,298            --        46,435
   Cost of shares redeemed
      Class A                              (2,344,538)   (3,349,241)   (1,968,932)   (2,723,124)
      Class B                                (421,023)     (261,716)     (341,536)     (450,676)
      Class C                                      --      (285,916)           --      (396,543)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(1,707,350)  $(2,192,766)  $(1,963,781)  $(2,908,837)
------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(1,415,123)  $(1,634,078)  $(1,775,629)  $(2,545,202)
------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------
At beginning of period                    $34,981,136   $51,454,271   $18,801,586   $38,495,352
------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $33,566,013   $49,820,193   $17,025,957   $35,950,150
------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $   (35,757)  $   (74,121)  $    59,907   $    43,553
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                           CALIFORNIA     FLORIDA     MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS         LIMITED FUND  LIMITED FUND  LIMITED FUND
-----------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,120,349   $  2,274,286   $ 2,128,241
   Net realized gain                           74,516        156,957        55,649
   Net change in unrealized appreciation
      (depreciation)                       (1,813,400)    (3,456,340)   (3,187,737)
-----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (618,535)  $ (1,025,097)  $(1,003,847)
-----------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $(1,052,128)  $ (1,955,213)  $(1,821,278)
      Class B                                 (82,331)      (200,764)      (90,577)
      Class C                                      --       (134,482)     (176,411)
   In excess of net investment income
      Class A                                 (12,866)            --            --
      Class B                                  (2,761)        (1,305)           --
-----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(1,150,086)  $ (2,291,764)  $(2,088,266)
-----------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $   886,377   $  3,665,937   $ 5,334,999
      Class B                                 800,153      1,462,072     1,175,085
      Class C                                      --      1,222,113     1,299,646
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 449,095        774,887       978,392
      Class B                                  33,184         49,957        60,905
      Class C                                      --         47,478       104,816
   Cost of shares redeemed
      Class A                              (5,428,140)   (14,101,420)   (9,718,317)
      Class B                              (1,004,654)    (2,592,550)   (1,815,073)
      Class C                                      --     (2,038,651)   (1,758,342)
   Net asset value of shares exchanged
      Class A                                 291,488      1,572,009     1,179,357
      Class B                                (291,488)    (1,572,009)   (1,179,357)
-----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(4,263,985)  $(11,510,177)  $(4,337,889)
-----------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(6,032,606)  $(14,827,038)  $(7,430,002)
-----------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------
At beginning of year                      $28,568,872   $ 59,631,343   $51,401,222
-----------------------------------------------------------------------------------
AT END OF YEAR                            $22,536,266   $ 44,804,305   $43,971,220
-----------------------------------------------------------------------------------
Accumulated distributions
in excess of net investment
income included in net assets
-----------------------------------------------------------------------------------
AT END OF YEAR                            $   (40,256)  $    (85,077)  $    (9,099)
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                           NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS         LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,716,631   $  2,614,034  $   949,264   $  2,019,168
   Net realized gain (loss)                   167,593        231,736       34,364       (216,586)
   Net change in unrealized appreciation
      (depreciation)                       (2,210,367)    (3,419,072)  (1,507,594)    (2,749,901)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (326,143)  $   (573,302) $  (523,966)  $   (947,319)
------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $(1,618,828)  $ (2,382,030) $  (870,702)  $ (1,683,922)
      Class B                                 (98,720)      (160,481)     (81,027)      (108,465)
      Class C                                      --        (78,987)          --       (181,934)
   In excess of net investment income
      Class A                                      --             --      (15,645)            --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(1,717,548)  $ (2,621,498) $  (967,374)  $ (1,974,321)
------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $ 3,417,910   $  4,455,767  $   753,933   $  1,768,469
      Class B                                 521,641      1,405,540      534,144        629,495
      Class C                                      --        718,914           --        454,871
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                               1,040,455      1,353,909      565,177        742,431
      Class B                                  62,991        107,185       43,923         68,419
      Class C                                      --         53,044           --        123,368
   Cost of shares redeemed
      Class A                              (6,440,669)   (15,047,199)  (3,584,355)    (9,285,512)
      Class B                              (1,224,409)    (2,404,216)    (599,408)    (1,871,315)
      Class C                                      --     (1,672,169)          --     (1,850,588)
   Net asset value of shares exchanged
      Class A                                 642,388      1,413,087      194,199      1,119,696
      Class B                                (642,388)    (1,413,087)    (194,199)    (1,119,696)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(2,622,081)  $(11,029,225) $(2,286,586)  $ (9,220,362)
------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(4,665,772)  $(14,224,025) $(3,777,926)  $(12,142,002)
------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------
At beginning of year                      $39,646,908   $ 65,678,296  $22,579,512   $ 50,637,354
------------------------------------------------------------------------------------------------
AT END OF YEAR                            $34,981,136   $ 51,454,271  $18,801,586   $ 38,495,352
------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
------------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (41,057)  $    (67,801) $    68,616   $     21,139
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     CALIFORNIA LIMITED FUND -- CLASS A
                                  ------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999        1998        1997(2)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.700            $10.350      $10.330     $ 9.980       $ 9.940
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.220            $ 0.440      $ 0.453     $ 0.459       $ 0.363
Net realized and unrealized
   gain (loss)                           0.220             (0.640)       0.030       0.362         0.037(3)
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.440            $(0.200)     $ 0.483     $ 0.821       $ 0.400
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income             $(0.220)           $(0.445)     $(0.463)    $(0.459)      $(0.360)
In excess of net investment
   income                                   --             (0.005)          --(4)   (0.012)           --
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.220)           $(0.450)     $(0.463)    $(0.471)      $(0.360)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.920            $ 9.700      $10.350     $10.330       $ 9.980
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                           4.61%             (1.88)%       4.56%       8.56%         3.84%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $19,739            $20,448      $26,170     $25,780       $14,718
Ratios (As a percentage of
   average daily net assets):
   Expenses(6)                            1.08%(7)           1.04%        0.95%       0.96%         0.90%(7)
   Expenses after custodian
      fee reduction(6)                    1.06%(7)           1.04%        0.94%       0.94%         0.89%(7)
   Net investment income                  4.50%(7)           4.48%        4.37%       4.51%         4.76%(7)
Portfolio Turnover of the
   Portfolio                                 5%                13%          29%         40%           57%
----------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Distributions in excess of net investment income are less than $0.001 per share.
 (5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (6) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CALIFORNIA LIMITED FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    -----------------------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)        1998(1)        1997        1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.700            $10.350        $10.330        $ 9.980      $10.080     $ 9.950
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.183            $ 0.366        $ 0.382        $ 0.386      $ 0.393     $ 0.385
Net realized and unrealized
   gain (loss)                           0.222             (0.636)         0.025          0.362       (0.097)      0.134
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.405            $(0.270)       $ 0.407        $ 0.748      $ 0.296     $ 0.519
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.183)           $(0.368)       $(0.382)       $(0.386)     $(0.393)    $(0.385)
In excess of net investment
   income                               (0.002)            (0.012)        (0.005)        (0.012)      (0.003)     (0.004)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.185)           $(0.380)       $(0.387)       $(0.398)     $(0.396)    $(0.389)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.920            $ 9.700        $10.350        $10.330      $ 9.980     $10.080
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           4.23%             (2.58)%         3.99%          7.60%        2.99%       5.27%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 1,771            $ 2,088        $ 2,399        $ 5,316      $25,386     $54,241
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.83%(4)           1.79%          1.62%          1.76%        1.71%       1.63%
   Expenses after custodian
      fee reduction(3)                    1.81%(4)           1.79%          1.61%          1.74%        1.70%       1.59%
   Net investment income                  3.75%(4)           3.73%          3.71%          3.76%        3.91%       3.81%
Portfolio Turnover of the
   Portfolio                                 5%                13%            29%            40%          57%         36%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        FLORIDA LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    -----------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)        1998        1997(2)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.670            $10.270        $10.290      $ 9.980       $10.030
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.224            $ 0.448        $ 0.453      $ 0.465       $ 0.357
Net realized and unrealized
   gain (loss)                           0.099             (0.597)        (0.018)       0.307        (0.049)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.323            $(0.149)       $ 0.435      $ 0.772       $ 0.308
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income             $(0.223)           $(0.451)       $(0.455)     $(0.462)      $(0.357)
In excess of net investment
   income                                   --                 --             --           --        (0.001)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.223)           $(0.451)       $(0.455)     $(0.462)      $(0.358)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.770            $ 9.670        $10.270      $10.290       $ 9.980
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.39%             (1.43)%         4.10%        8.06%         2.88%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $33,690            $36,952        $49,355      $50,116       $34,321
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.99%(5)           0.97%          0.90%        0.90%         0.89%(5)
   Expenses after custodian
      fee reduction(4)                    0.97%(5)           0.94%          0.88%        0.88%         0.87%(5)
   Net investment income                  4.62%(5)           4.55%          4.38%        4.61%         4.65%(5)
Portfolio Turnover of the
   Portfolio                                 3%                16%            16%          38%           66%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              FLORIDA LIMITED FUND -- CLASS B
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    ------------------------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)        1998(1)        1997        1996
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.670            $10.270        $10.290        $ 9.980      $10.170     $ 10.080
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.185            $ 0.374        $ 0.378        $ 0.391      $ 0.388     $  0.383
Net realized and unrealized
   gain (loss)                           0.100             (0.598)        (0.018)         0.307       (0.185)       0.096
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.285            $(0.224)       $ 0.360        $ 0.698      $ 0.203     $  0.479
--------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.185)           $(0.374)       $(0.378)       $(0.388)     $(0.388)    $ (0.383)
In excess of net investment
   income                                   --             (0.002)        (0.002)            --       (0.005)      (0.006)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.185)           $(0.376)       $(0.380)       $(0.388)     $(0.393)    $ (0.389)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.770            $ 9.670        $10.270        $10.290      $ 9.980     $ 10.170
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           2.99%             (2.17)%         3.54%          7.08%        2.05%        4.78%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 4,677            $ 4,907        $ 6,326        $10,612      $48,418     $116,781
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.73%(4)           1.71%          1.63%          1.66%        1.65%        1.57%
   Expenses after custodian
      fee reduction(3)                    1.71%(4)           1.68%          1.61%          1.64%        1.63%        1.56%
   Net investment income                  3.86%(4)           3.80%          3.67%          3.84%        3.86%        3.74%
Portfolio Turnover of the
   Portfolio                                 3%                16%            16%            38%          66%          20%
--------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          FLORIDA LIMITED FUND -- CLASS C
                                  ------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.140            $ 9.710        $ 9.730
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income                  $ 0.178            $ 0.354        $ 0.356
Net realized and unrealized
   gain (loss)                           0.087             (0.570)        (0.012)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.265            $(0.216)       $ 0.344
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income             $(0.175)           $(0.354)       $(0.364)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.230            $ 9.140        $ 9.710
----------------------------------------------------------------------------------

TOTAL RETURN(2)                           2.94%             (2.21)%         3.57%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,619            $ 2,946        $ 3,950
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.74%(4)           1.71%          1.66%
   Expenses after custodian
      fee reduction(3)                    1.72%(4)           1.68%          1.64%
   Net investment income                  3.87%(4)           3.80%          3.65%
Portfolio Turnover of the
   Portfolio                                 3%                16%            16%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     MASSACHUSETTS LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    -----------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)        1998        1997(2)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.680            $10.320        $10.330      $ 9.990       $ 9.940
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.231            $ 0.455        $ 0.450      $ 0.457       $ 0.359
Net realized and unrealized
   gain (loss)                           0.102             (0.648)        (0.004)       0.339         0.040(3)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.333            $(0.193)       $ 0.446      $ 0.796       $ 0.399
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income             $(0.223)           $(0.447)       $(0.456)     $(0.456)      $(0.349)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.790            $ 9.680        $10.320      $10.330       $ 9.990
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           3.50%             (1.85)%         4.19%        8.29%         3.83%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $33,844            $37,411        $43,436      $43,575       $23,995
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                            0.98%(6)           0.94%          0.94%        0.96%         0.91%(6)
   Expenses after custodian
      fee reduction(5)                    0.94%(6)           0.91%          0.91%        0.92%         0.89%(6)
   Net investment income                  4.76%(6)           4.61%          4.35%        4.53%         4.76%(6)
Portfolio Turnover of the
   Portfolio                                 4%                15%            19%          46%           60%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           MASSACHUSETTS LIMITED FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    -----------------------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)        1998(1)        1997        1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.680            $10.320        $10.330        $ 9.990      $10.100     $ 9.980
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.184            $ 0.380        $ 0.373        $ 0.384      $ 0.378     $ 0.383
Net realized and unrealized
   gain (loss)                           0.110             (0.651)        (0.005)         0.339       (0.106)      0.126
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.294            $(0.271)       $ 0.368        $ 0.723      $ 0.272     $ 0.509
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.184)           $(0.369)       $(0.373)       $(0.383)     $(0.382)    $(0.383)
In excess of net investment
   income                                   --                 --         (0.005)            --           --      (0.006)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.184)           $(0.369)       $(0.378)       $(0.383)     $(0.382)    $(0.389)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.790            $ 9.680        $10.320        $10.330      $ 9.990     $10.100
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           3.08%             (2.62)%         3.60%          7.33%        2.74%       5.08%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,303            $ 2,000        $ 2,747        $ 8,451      $41,090     $91,809
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.73%(4)           1.69%          1.70%          1.70%        1.68%       1.60%
   Expenses after custodian
      fee reduction(3)                    1.69%(4)           1.66%          1.67%          1.66%        1.66%       1.58%
   Net investment income                  3.98%(4)           3.84%          3.61%          3.85%        3.90%       3.71%
Portfolio Turnover of the
   Portfolio                                 4%                15%            19%            46%          60%         27%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       MASSACHUSETTS LIMITED FUND -- CLASS C
                                  ------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.260            $ 9.860        $ 9.880
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income                  $ 0.189            $ 0.364        $ 0.354
Net realized and unrealized
   gain (loss)                           0.097             (0.612)        (0.006)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.286            $(0.248)       $ 0.348
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income             $(0.176)           $(0.352)       $(0.360)
In excess of net investment
   income                                   --                 --         (0.008)
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.176)           $(0.352)       $(0.368)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.370            $ 9.260        $ 9.860
----------------------------------------------------------------------------------

TOTAL RETURN(2)                           3.13%             (2.51)%         3.56%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,824            $ 4,561        $ 5,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.74%(4)           1.69%          1.70%
   Expenses after custodian
      fee reduction(3)                    1.70%(4)           1.66%          1.67%
   Net investment income                  4.06%(4)           3.87%          3.57%
Portfolio Turnover of the
   Portfolio                                 4%                15%            19%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      NEW JERSEY LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    -----------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)        1998        1997(2)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.780            $10.320        $10.350      $10.070       $ 9.960
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.233            $ 0.464        $ 0.463      $ 0.464       $ 0.362
Net realized and unrealized
   gain (loss)                           0.089             (0.540)        (0.030)       0.279         0.102(3)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.322            $(0.076)       $ 0.433      $ 0.743       $ 0.464
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income             $(0.232)           $(0.464)       $(0.463)     $(0.463)      $(0.354)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.870            $ 9.780        $10.320      $10.350       $10.070
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           3.34%             (0.70)%         4.04%        7.69%         4.48%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $31,184            $32,710        $36,591      $35,879       $22,230
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                            1.00%(6)           0.99%          0.95%        0.99%         0.88%(6)
   Expenses after custodian
      fee reduction(5)                    1.00%(6)           0.96%          0.95%        0.98%         0.85%(6)
   Net investment income                  4.75%(6)           4.68%          4.47%        4.56%         4.75%(6)
Portfolio Turnover of the
   Portfolio                                 4%                15%            13%          21%           37%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996 to March 31,1997.
 (3) The per share amounts are not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            NEW JERSEY LIMITED FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    -----------------------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)        1998(1)        1997        1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.780            $10.320        $10.350        $10.070      $10.110     $10.020
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.193            $ 0.388        $ 0.383        $ 0.391      $ 0.375     $ 0.383
Net realized and unrealized
   gain (loss)                           0.090             (0.542)        (0.028)         0.279       (0.026)      0.093
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.283            $(0.154)       $ 0.355        $ 0.670      $ 0.349     $ 0.476
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.193)           $(0.386)       $(0.383)       $(0.390)     $(0.389)    $(0.383)
In excess of net investment
   income                                   --                 --         (0.002)            --           --      (0.003)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.193)           $(0.386)       $(0.385)       $(0.390)     $(0.389)    $(0.386)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.870            $ 9.780        $10.320        $10.350      $10.070     $10.110
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           2.93%             (1.48)%         3.46%          6.73%        3.53%       4.79%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,382            $ 2,272        $ 3,056        $ 8,620      $34,691     $78,039
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.75%(4)           1.74%          1.72%          1.72%        1.69%       1.60%
   Expenses after custodian
      fee reduction(3)                    1.75%(4)           1.71%          1.72%          1.71%        1.66%       1.58%
   Net investment income                  3.99%(4)           3.91%          3.70%          3.85%        3.90%       3.77%
Portfolio Turnover of the
   Portfolio                                 4%                15%            13%            21%          37%         42%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       NEW YORK LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    -----------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)        1998        1997(2)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.030            $10.560        $10.510      $10.040       $10.000
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.234            $ 0.470        $ 0.468      $ 0.461       $ 0.357
Net realized and unrealized
   gain (loss)                           0.111             (0.529)         0.047        0.470         0.035(3)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.345            $(0.059)       $ 0.515      $ 0.931       $ 0.392
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income             $(0.235)           $(0.471)       $(0.465)     $(0.461)      $(0.352)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.140            $10.030        $10.560      $10.510       $10.040
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           3.50%             (0.50)%         4.78%        9.61%         3.74%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $43,763            $45,773        $57,864      $59,442       $35,932
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                            0.97%(6)           0.96%          0.91%        0.93%         0.88%(6)
   Expenses after custodian
      fee reduction(5)                    0.97%(6)           0.93%          0.91%        0.91%         0.86%(6)
   Net investment income                  4.64%(6)           4.63%          4.42%        4.50%         4.67%(6)
Portfolio Turnover of the
   Portfolio                                 5%                18%            17%          53%           58%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              NEW YORK LIMITED FUND -- CLASS B
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    ------------------------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)        1998(1)        1997        1996
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.030            $10.560        $10.510        $10.040      $10.150     $ 10.030
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.195            $ 0.391        $ 0.386        $ 0.388      $ 0.387     $  0.374
Net realized and unrealized
   gain (loss)                           0.110             (0.530)         0.050          0.470       (0.109)       0.135
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.305            $(0.139)       $ 0.436        $ 0.858      $ 0.278     $  0.509
--------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.195)           $(0.391)       $(0.386)       $(0.388)     $(0.387)    $ (0.374)
In excess of net investment
   income                                   --                 --             --             --       (0.001)      (0.015)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.195)           $(0.391)       $(0.386)       $(0.388)     $(0.388)    $ (0.389)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.140            $10.030        $10.560        $10.510      $10.040     $ 10.150
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           3.09%             (1.29)%         4.20%          8.65%        2.79%        5.12%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 4,220            $ 3,960        $ 5,078        $12,220      $60,097     $133,846
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.71%(4)           1.71%          1.68%          1.70%        1.63%        1.57%
   Expenses after custodian
      fee reduction(3)                    1.71%(4)           1.68%          1.68%          1.68%        1.61%        1.55%
   Net investment income                  3.88%(4)           3.87%          3.67%          3.77%        3.84%        3.66%
Portfolio Turnover of the
   Portfolio                                 5%                18%            17%            53%          58%          32%
--------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          NEW YORK LIMITED FUND -- CLASS C
                                  ------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.510            $10.000        $ 9.950
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income                  $ 0.185            $ 0.364        $ 0.368
Net realized and unrealized
   gain (loss)                           0.107             (0.490)         0.053
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.292            $(0.126)       $ 0.421
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income             $(0.182)           $(0.364)       $(0.368)
In excess of net investment
   income                                   --                 --         (0.003)
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.182)           $(0.364)       $(0.371)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.620            $ 9.510        $10.000
----------------------------------------------------------------------------------

TOTAL RETURN(2)                           3.11%             (1.22)%         4.28%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 1,837            $ 1,721        $ 2,737
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.71%(4)           1.71%          1.67%
   Expenses after custodian
      fee reduction(3)                    1.71%(4)           1.68%          1.67%
   Net investment income                  3.88%(4)           3.89%          3.65%
Portfolio Turnover of the
   Portfolio                                 5%                18%            17%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         OHIO LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    -----------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)        1998        1997(2)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.430            $10.110        $10.140      $ 9.820       $ 9.860
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.218            $ 0.447        $ 0.458      $ 0.461       $ 0.205
Net realized and unrealized
   gain (loss)                           0.115             (0.672)        (0.019)       0.331        (0.037)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.333            $(0.225)       $ 0.439      $ 0.792       $ 0.168
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income             $(0.218)           $(0.447)       $(0.453)     $(0.461)      $(0.205)
In excess of net investment
   income                               (0.005)            (0.008)        (0.016)      (0.011)       (0.003)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.223)           $(0.455)       $(0.469)     $(0.472)      $(0.208)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.540            $ 9.430        $10.110      $10.140       $ 9.820
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.59%             (2.22)%         4.19%        8.40%         1.51%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $15,276            $16,761        $20,375      $18,114       $   952
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.15%(5)           1.08%          1.03%        1.11%         1.08%(5)
   Expenses after custodian
      fee reduction(4)                    1.11%(5)           1.05%          1.00%        1.11%         1.05%(5)
   Net investment income                  4.61%(5)           4.63%          4.51%        4.57%         4.75%(5)
Portfolio Turnover of the
   Portfolio                                 5%                13%            19%          29%           34%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, October 22, 1996 to March 31, 1997.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               OHIO LIMITED FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    -----------------------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)        1998(1)        1997        1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.430            $10.110        $10.140        $ 9.820      $ 9.840     $ 9.730
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.183            $ 0.376        $ 0.386        $ 0.389      $ 0.408     $ 0.398
Net realized and unrealized
   gain (loss)                           0.115             (0.672)        (0.023)         0.331       (0.033)      0.085
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.298            $(0.296)       $ 0.363        $ 0.720      $ 0.375     $ 0.483
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.188)           $(0.384)       $(0.393)       $(0.400)     $(0.395)    $(0.373)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.540            $ 9.430        $10.110        $10.140      $ 9.820     $ 9.840
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           3.20%             (2.94)%         3.62%          7.43%        3.89%       5.07%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 1,750            $ 2,041        $ 2,205        $ 4,249      $24,587     $29,759
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.90%(4)           1.83%          1.75%          1.80%        1.84%       1.67%
   Expenses after custodian
      fee reduction(3)                    1.86%(4)           1.80%          1.72%          1.80%        1.81%       1.65%
   Net investment income                  3.87%(4)           3.89%          3.79%          3.92%        4.06%       4.04%
Portfolio Turnover of the
   Portfolio                                 5%                13%            19%            29%          34%         47%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     PENNSYLVANIA LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    -----------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)        1998        1997(2)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.870            $10.500        $10.550      $10.100       $10.030
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.236            $ 0.473        $ 0.477      $ 0.481       $ 0.371
Net realized and unrealized
   gain (loss)                           0.095             (0.641)        (0.051)       0.445         0.063(3)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.331            $(0.168)       $ 0.426      $ 0.926       $ 0.434
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income             $(0.231)           $(0.462)       $(0.476)     $(0.476)      $(0.364)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.970            $ 9.870        $10.500      $10.550       $10.100
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           3.41%             (1.57)%         3.90%        9.52%         4.15%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $29,890            $31,851        $41,048      $43,961       $27,907
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                            1.02%(6)           0.99%          0.94%        0.97%         0.90%(6)
   Expenses after custodian
      fee reduction(5)                    1.00%(6)           0.97%          0.92%        0.95%         0.88%(6)
   Net investment income                  4.77%(6)           4.69%          4.52%        4.67%         4.83%(6)
Portfolio Turnover of the
   Portfolio                                 2%                11%            16%          36%           51%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           PENNSYLVANIA LIMITED FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    -----------------------------------------------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)        1998(1)        1997        1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.870            $10.500        $10.550        $10.100      $10.190     $10.090
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.191            $ 0.383        $ 0.400        $ 0.407      $ 0.392     $ 0.388
Net realized and unrealized
   gain (loss)                           0.100             (0.630)        (0.053)         0.445       (0.081)      0.110
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.291            $(0.247)       $ 0.347        $ 0.852      $ 0.311     $ 0.498
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.191)           $(0.383)       $(0.397)       $(0.402)     $(0.401)    $(0.388)
In excess of net investment
   income                                   --                 --             --             --           --      (0.010)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.191)           $(0.383)       $(0.397)       $(0.402)     $(0.401)    $(0.398)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.970            $ 9.870        $10.500        $10.550      $10.100     $10.190
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           2.99%             (2.34)%         3.33%          8.55%        3.12%       4.98%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,093            $ 2,423        $ 3,787        $ 8,277      $33,971     $84,407
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.77%(4)           1.74%          1.69%          1.71%        1.69%       1.62%
   Expenses after custodian
      fee reduction(3)                    1.75%(4)           1.72%          1.67%          1.69%        1.67%       1.60%
   Net investment income                  4.02%(4)           3.93%          3.79%          3.95%        4.05%       3.79%
Portfolio Turnover of the
   Portfolio                                 2%                11%            16%            36%          51%         24%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        PENNSYLVANIA LIMITED FUND -- CLASS C
                                  ------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------
                                  (UNAUDITED)(1)          2000(1)        1999(1)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.340            $ 9.930        $ 9.980
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income                  $ 0.189            $ 0.376        $ 0.374
Net realized and unrealized
   gain (loss)                           0.091             (0.605)        (0.042)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.280            $(0.229)       $ 0.332
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income             $(0.180)           $(0.361)       $(0.382)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.440            $ 9.340        $ 9.930
----------------------------------------------------------------------------------

TOTAL RETURN(2)                           3.04%             (2.29)%         3.36%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 3,967            $ 4,221        $ 5,803
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.77%(4)           1.74%          1.71%
   Expenses after custodian
      fee reduction(3)                    1.75%(4)           1.72%          1.69%
   Net investment income                  4.02%(4)           3.95%          3.74%
Portfolio Turnover of the
   Portfolio                                 2%                11%            16%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of eight Funds, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited
   Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund). The Funds may offer three classes of shares:
   Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York trust, having the same investment objective as its corresponding Fund. The California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.9% at September 30, 2000, for each Fund except Ohio Limited Fund which was 99.2%). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of each Fund's pro-rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2000, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through a Fund Reorganization and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    --------------------------------------------------------------------
    California Limited Fund                   $   49,293  March 31, 2005
                                               2,010,530  March 31, 2004
                                                  30,280  March 31, 2003
    Florida Limited Fund                      $  355,606  March 31, 2006
                                                 133,020  March 31, 2005
                                               2,955,585  March 31, 2004
                                                  12,314  March 31, 2003
    Massachusetts Limited Fund                $  197,971  March 31, 2006
                                                  30,086  March 31, 2005
                                               1,475,326  March 31, 2004

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    FUND                                      AMOUNT      EXPIRES
    --------------------------------------------------------------------
    New Jersey Limited Fund                   $  213,255  March 31, 2006
                                               1,767,217  March 31, 2004
                                                 165,731  March 31, 2003
    New York Limited Fund                     $   20,866  March 31, 2005
                                               1,325,786  March 31, 2004
    Ohio Limited Fund                         $  762,343  March 31, 2004
                                                 551,022  March 31, 2003
    Pennsylvania Limited Fund                 $   25,743  March 31, 2005
                                               1,038,747  March 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   September 30, 2000, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2001, and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                   CALIFORNIA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                 32,074          60,292
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          20,074          45,722
    Redemptions                                         (169,947)       (556,250)
    Exchange from Class B shares                              --          29,572
    ----------------------------------------------------------------------------
    NET DECREASE                                        (117,799)       (420,664)
    ----------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                  1,056          82,334
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           1,041           3,376
    Redemptions                                          (38,766)        (72,747)
    Exchange to Class A shares                                --         (29,572)
    ----------------------------------------------------------------------------
    NET DECREASE                                         (36,669)        (16,609)
    ----------------------------------------------------------------------------
                                                     FLORIDA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                 26,666         216,644
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          34,494          78,864
    Redemptions                                         (433,902)     (1,437,016)
    Exchange from Class B shares                              --         158,898
    ----------------------------------------------------------------------------
    NET DECREASE                                        (372,742)       (982,610)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                 14,183         150,707
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           2,325           5,090
    Redemptions                                          (45,281)       (105,321)
    Exchange to Class A shares                                --        (158,898)
    ----------------------------------------------------------------------------
    NET DECREASE                                         (28,773)       (108,422)
    ----------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                 18,692         132,529
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           1,780           5,105
    Redemptions                                          (59,219)       (222,102)
    ----------------------------------------------------------------------------
    NET DECREASE                                         (38,747)        (84,468)
    ----------------------------------------------------------------------------
                                                  MASSACHUSETTS LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                 14,747         425,669
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          45,739          99,475
    Redemptions                                         (466,798)       (988,308)
    Exchange from Class B shares                              --         117,088
    ----------------------------------------------------------------------------
    NET DECREASE                                        (406,312)       (346,076)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                 45,465         116,083
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           2,712           6,167
    Redemptions                                          (19,500)        (64,797)
    Exchange to Class A shares                                --        (117,088)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                               28,677         (59,635)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                  2,843         135,469
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           3,197          11,102
    Redemptions                                         (196,914)       (183,070)
    ----------------------------------------------------------------------------
    NET DECREASE                                        (190,874)        (36,499)
    ----------------------------------------------------------------------------

                                                   NEW JERSEY LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                  6,145         279,742
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          50,178         104,994
    Redemptions                                         (239,297)       (651,993)
    Exchange from Class B shares                              --          64,114
    ----------------------------------------------------------------------------
    NET DECREASE                                        (182,974)       (203,143)
    ----------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                 49,047          52,971
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           2,855           6,328
    Redemptions                                          (42,798)        (59,162)
    Exchange to Class A shares                                --         (64,114)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                9,104         (63,977)
    ----------------------------------------------------------------------------
                                                    NEW YORK LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                 27,164         297,605
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          58,050         133,574
    Redemptions                                         (334,636)     (1,484,338)
    Exchange from Class B shares                              --         138,664
    ----------------------------------------------------------------------------
    NET DECREASE                                        (249,422)       (914,495)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                 42,235         139,728
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           4,942          10,551
    Redemptions                                          (25,932)        (97,674)
    Exchange to Class A shares                                --        (138,664)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                               21,245         (86,059)
    ----------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                 37,573          74,170
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           2,444           5,525
    Redemptions                                          (30,122)       (172,332)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                9,895         (92,637)
    ----------------------------------------------------------------------------

                                                      OHIO LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                  8,768          57,784
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          24,985          58,480
    Redemptions                                         (209,650)       (374,438)
    Exchange from Class B shares                              --          19,940
    ----------------------------------------------------------------------------
    NET DECREASE                                        (175,897)       (238,234)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                  1,060          55,627
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           2,093           4,531
    Redemptions                                          (36,182)        (41,895)
    Exchange to Class A shares                                --         (19,940)
    ----------------------------------------------------------------------------
    NET DECREASE                                         (33,029)         (1,677)
    ----------------------------------------------------------------------------

                                                  PENNSYLVANIA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                 15,146          64,238
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          31,061          73,758
    Redemptions                                         (275,485)       (928,834)
    Exchange from Class B shares                              --         110,422
    ----------------------------------------------------------------------------
    NET DECREASE                                        (229,278)       (680,416)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                  8,019          63,418
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           2,442           6,775
    Redemptions                                          (45,977)        (74,790)
    Exchange to Class A shares                                --        (110,422)
    ----------------------------------------------------------------------------
    NET DECREASE                                         (35,516)       (115,019)
    ----------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                  6,049          47,833
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           4,966          12,946
    Redemptions                                          (42,663)       (192,989)
    ----------------------------------------------------------------------------
    NET DECREASE                                         (31,648)       (132,210)
    ----------------------------------------------------------------------------

4 Investment Adviser Fee and Other
  Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and Portfolios are officers of the above organizations. The Funds were informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $63, $504, $263, $22, $257, $14 and $261 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the six months ended September 30, 2000.

   Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B and Class C, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3 1/2% for Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the six months ended September 30, 2000, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued $7,193, $18,121, $7,750, $9,084, $15,456, $7,046 and $8,338, respectively for
   Class B shares, and Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $10,657, $11,978, $6,776 and $15,205, respectively for Class C shares, to or payable to EVD representing 0.75% (annualized) of each Fund's Class B and Class C average daily net assets. At September 30, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $280,000, $597,000, $358,000, $314,000, $439,000, $516,000
   and $178,000, respectively for Class B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $4,724,000, $1,065,000, $1,246,000 and $2,211,000, respectively for Class C shares.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to EVD and investment dealers equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund to make payments of service fees in amounts not exceeding 0.25% (annualized) of each Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. For the six months ended

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   September 30, 2000, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $15,145, $26,130, $26,615, $23,901,
   $33,420, $11,908 and $23,185, respectively for Class A shares, and $1,439, $3,624, $1,550, $1,816, $3,090, $1,409 and $1,667, respectively for Class B shares. For the six months ended September 30, 2000, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $2,131, $2,396, $1,355, and $3,041, respectively for Class C shares.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended September 30, 2000, EVD received approximately $4,000, $6,000, $2,000, $3,000, $1,000, $6,000 and $3,000, respectively for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended September 30, 2000 were as follows:

    CALIFORNIA LIMITED FUND
    ----------------------------------------------------
    Increases                                 $  369,399
    Decreases                                  2,416,555

    FLORIDA LIMITED FUND
    ----------------------------------------------------
    Increases                                 $  569,609
    Decreases                                  5,801,911

    MASSACHUSETTS LIMITED FUND
    ----------------------------------------------------
    Increases                                 $  662,492
    Decreases                                  7,186,152

    NEW JERSEY LIMITED FUND
    ----------------------------------------------------
    Increases                                 $  569,846
    Decreases                                  3,156,002

    NEW YORK LIMITED FUND
    ----------------------------------------------------
    Increases                                 $1,040,486
    Decreases                                  4,504,876

    OHIO LIMITED FUND
    ----------------------------------------------------
    Increases                                 $   91,141
    Decreases                                  2,498,224

    PENNSYLVANIA LIMITED FUND
    ----------------------------------------------------
    Increases                                 $  284,300
    Decreases                                  4,147,825

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 19.5%
------------------------------------------------------------------------
     $1,500        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   4.90%, 11/1/03(1)                         $ 1,532,460
      1,000        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   5.125%, 11/1/05                             1,039,860
        500        California Statewide Communities
                   Development Corp., (Pacific Homes),
                   Prerefunded to 4/1/03, 5.90%, 4/1/09          527,735
      1,000        Sacramento Cogeneration Authority,
                   (Procter & Gamble), Prerefunded to
                   7/1/05, 6.50%, 7/1/21                       1,110,190
------------------------------------------------------------------------
                                                             $ 4,210,245
------------------------------------------------------------------------
General Obligations -- 1.4%
------------------------------------------------------------------------
     $  300        Capistrano Unified School District,
                   5.65%, 9/1/15                             $   293,337
------------------------------------------------------------------------
                                                             $   293,337
------------------------------------------------------------------------
Hospital -- 5.9%
------------------------------------------------------------------------
     $  325        Eastern Plumas Health Care, (District),
                   7.50%, 8/1/07                             $   327,691
        300        San Benito Health Care District,
                   5.375%, 10/1/12                               263,061
        350        San Gorgonio Memorial Health Care
                   District, 5.80%, 5/1/14                       306,568
        400        Stockton Health Facilities, (Dameron
                   Hospital), 5.70%, 12/1/14                     365,768
------------------------------------------------------------------------
                                                             $ 1,263,088
------------------------------------------------------------------------
Housing -- 2.1%
------------------------------------------------------------------------
     $  450        Corona SFMR, 6.05%, 5/1/27                $   451,111
------------------------------------------------------------------------
                                                             $   451,111
------------------------------------------------------------------------
Industrial Development Revenue -- 3.1%
------------------------------------------------------------------------
     $  750        California Pollution Control Financing
                   Authority, (Browning Ferris Industries),
                   (AMT), 5.80%, 12/1/16                     $   665,595
------------------------------------------------------------------------
                                                             $   665,595
------------------------------------------------------------------------
Insured-Certificates of Participation -- 2.0%
------------------------------------------------------------------------
     $  400        California Statewide Communities
                   Development Authority, (FSA),
                   6.00%, 8/15/13                            $   437,120
------------------------------------------------------------------------
                                                             $   437,120
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Education -- 1.0%
------------------------------------------------------------------------
     $  475        California Educational Facilities
                   Authority, (San Diego University),
                   (AMBAC), 0.00%, 10/1/15                   $   214,937
------------------------------------------------------------------------
                                                             $   214,937
------------------------------------------------------------------------
Insured-Electric Utilities -- 9.6%
------------------------------------------------------------------------
     $1,000        California Pollution Control Financing
                   Authority, (San Diego Gas and Electric),
                   (MBIA), 5.90%, 6/1/14                     $ 1,094,010
      1,000        Southern California Public Power
                   Authority, (AMBAC), 5.00%, 7/1/17             975,000
------------------------------------------------------------------------
                                                             $ 2,069,010
------------------------------------------------------------------------
Insured-General Obligations -- 9.2%
------------------------------------------------------------------------
     $1,080        Fillmore Unified School District,
                   (FGIC), 0.00%, 7/1/15                     $   495,191
      1,000        Mt. Diablo School District, (AMBAC),
                   5.70%, 8/1/14                               1,049,310
        705        Ukiah Unified School District, (FGIC),
                   0.00%, 8/1/10                                 439,335
------------------------------------------------------------------------
                                                             $ 1,983,836
------------------------------------------------------------------------
Insured-Hospital -- 7.4%
------------------------------------------------------------------------
     $1,900        Riverside County, (Riverside County
                   Hospital), (MBIA), 0.00%, 6/1/21          $   576,308
      1,000        Tri City Hospital District, (MBIA),
                   5.625%, 2/15/17                             1,024,780
------------------------------------------------------------------------
                                                             $ 1,601,088
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 5.7%
------------------------------------------------------------------------
     $2,000        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/19                             $   694,960
        505        California State Public Works Board,
                   (Department of Corrections), (AMBAC),
                   5.25%, 12/1/13                                528,725
------------------------------------------------------------------------
                                                             $ 1,223,685
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 9.4%
------------------------------------------------------------------------
     $2,000        San Mateo County Transportation
                   District, (MBIA), 5.25%, 6/1/17           $ 2,029,900
------------------------------------------------------------------------
                                                             $ 2,029,900
------------------------------------------------------------------------
Insured-Transportation -- 2.6%
------------------------------------------------------------------------
     $1,000        San Joaquin Hills, Transportation
                   Corridor Agency Bridge & Toll Road,
                   (MBIA), 0.00%, 1/15/12                    $   565,270
------------------------------------------------------------------------
                                                             $   565,270
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.5%
------------------------------------------------------------------------
     $  520        California Statewide Communities
                   Development Authority, (San Gabriel
                   Valley), 5.50%, 9/1/14                    $   542,641
------------------------------------------------------------------------
                                                             $   542,641
------------------------------------------------------------------------
Nursing Home -- 2.0%
------------------------------------------------------------------------
     $  500        ABAG Finance Authority, (American
                   Baptist Homes), 5.75%, 10/1/17            $   435,285
------------------------------------------------------------------------
                                                             $   435,285
------------------------------------------------------------------------
Special Tax Revenue -- 13.0%
------------------------------------------------------------------------
     $  300        Alameda Public Financing Authority,
                   5.45%, 9/2/14                             $   294,678
        300        Brentwood Infrastructure Financing
                   Authority, 5.50%, 9/2/12                      293,955
        300        Corona Public Financing Authority,
                   5.70%, 9/1/13                                 297,201
        200        Fontana Redevelopment Agency, (Jurupa
                   Hills), 5.50%, 10/1/17                        192,626
        360        Irvine, Improvement Bond Act 1915,
                   (Assessment District North 97-16, Group
                   Two), 5.40%, 9/2/10                           360,788
        390        Pomona Redevelopment Agency, (West Holt
                   Avenue Redevelopment), 5.50%, 5/1/13          388,752
        295        Rancho Cucamonga Public Finance
                   Authority, 5.75%, 9/2/12                      298,685
        300        Roseville Special Tax, 6.00%, 9/1/11          311,802
        365        Torrance Redevelopment Agency,
                   5.50%, 9/1/12                                 363,879
------------------------------------------------------------------------
                                                             $ 2,802,366
------------------------------------------------------------------------
Transportation -- 1.2%
------------------------------------------------------------------------
     $  290        Port Redwood City, (AMT), 5.40%, 6/1/19   $   269,944
------------------------------------------------------------------------
                                                             $   269,944
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Water and Sewer -- 1.2%
------------------------------------------------------------------------
     $  250        Santa Margarita Water District,
                   6.10%, 9/1/14                             $   254,273
------------------------------------------------------------------------
                                                             $   254,273
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $21,182,964)                             $21,312,731
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $   261,942
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $21,574,673
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 59.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.4% to 36.9% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 1.4%
------------------------------------------------------------------------
     $  500        Palm Beach County, (Okeelanta Power),
                   (AMT), 6.85%, 2/15/21(1)                  $   285,500
        500        Palm Beach County, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                       285,500
------------------------------------------------------------------------
                                                             $   571,000
------------------------------------------------------------------------
Electric Utilities -- 7.5%
------------------------------------------------------------------------
     $1,000        Jacksonville Electric Authority, (St.
                   Johns River Power Park), 5.375%, 10/1/16  $   995,750
      2,000        Tallahassee Electric Authority,
                   5.90%, 10/1/05                              2,086,600
------------------------------------------------------------------------
                                                             $ 3,082,350
------------------------------------------------------------------------
General Obligations -- 6.9%
------------------------------------------------------------------------
     $2,250        Florida State Board of Education,
                   5.55%, 6/1/11                             $ 2,325,105
        500        Puerto Rico Public Building Authority,
                   6.50%, 7/1/03                                 524,330
------------------------------------------------------------------------
                                                             $ 2,849,435
------------------------------------------------------------------------
Health Care -- 1.1%
------------------------------------------------------------------------
     $  500        Orange County, Health Facilities
                   Authority, (Westminister Community
                   Care), 6.50%, 4/1/12                      $   472,740
------------------------------------------------------------------------
                                                             $   472,740
------------------------------------------------------------------------
Hospital -- 6.0%
------------------------------------------------------------------------
     $1,250        Escambia County Health Facilities
                   Authority, (Baptist Hospital, Inc. and
                   Baptist Manor, Inc.), 6.00%, 10/1/14      $ 1,166,987
      1,000        Highlands County HFA, (Adventist Health
                   System), 5.25%, 11/15/20                      822,770
        500        West Orange Healthcare District,
                   5.50%, 2/1/10                                 491,200
------------------------------------------------------------------------
                                                             $ 2,480,957
------------------------------------------------------------------------
Industrial Development Revenue -- 4.9%
------------------------------------------------------------------------
     $1,500        Polk County IDR, (IMC Fertilizer),
                   (AMT), 7.525%, 1/1/15                     $ 1,533,750
        500        Polk County, IDA Industrial Development
                   Revenue, (Cargill Fertilizer, Inc.),
                   (AMT), 5.50%, 11/1/09                         507,655
------------------------------------------------------------------------
                                                             $ 2,041,405
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Cogeneration -- 7.1%
------------------------------------------------------------------------
     $2,000        Dade County, Resource Recovery
                   Facilities, (AMBAC), (AMT),
                   5.30%, 10/1/07                            $ 2,047,540
      1,000        Tampa Solid Waste System, (McKay Bay
                   Refuse to Energy), (AMBAC),
                   4.75%, 10/1/17                                881,020
------------------------------------------------------------------------
                                                             $ 2,928,560
------------------------------------------------------------------------
Insured-General Obligations -- 8.6%
------------------------------------------------------------------------
     $2,000        Dade County Local School District,
                   (MBIA), 5.00%, 2/15/15                    $ 1,929,320
        520        Dade County, (MBIA), 0.00%, 10/1/06           389,158
        330        Dade County, (MBIA), 0.00%, 10/1/08           219,047
      1,000        Miami-Dade County School District,
                   (FSA), 5.375%, 8/1/15                       1,018,390
------------------------------------------------------------------------
                                                             $ 3,555,915
------------------------------------------------------------------------
Insured-Hospital -- 3.7%
------------------------------------------------------------------------
     $1,000        Orange County Health Facilities
                   Authority, (Adventist Health
                   System/Sunbelt, Inc.), (FSA),
                   5.50%, 11/15/02                           $ 1,018,490
        500        Sarasota County Public Hospital, (MBIA),
                   5.25%, 7/1/18                                 490,620
------------------------------------------------------------------------
                                                             $ 1,509,110
------------------------------------------------------------------------
Insured-Housing -- 5.2%
------------------------------------------------------------------------
     $1,085        Florida Housing Finance Authority,
                   (Leigh Meadows Apartments), (AMBAC),
                   5.85%, 9/1/10                             $ 1,107,666
      1,005        Florida Housing Finance Authority,
                   (Stottert Arms Apartments), (AMBAC),
                   5.90%, 9/1/10                               1,022,738
------------------------------------------------------------------------
                                                             $ 2,130,404
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.4%
------------------------------------------------------------------------
     $2,000        Miami-Dade County Professional Sports
                   Franchise Facilities, (MBIA),
                   0.00%, 10/1/13                            $   997,000
------------------------------------------------------------------------
                                                             $   997,000
------------------------------------------------------------------------
Insured-Transportation -- 7.1%
------------------------------------------------------------------------
     $1,000        Broward County Airport System, (MBIA),
                   5.375%, 10/1/13                           $   998,140
      2,000        Dade County, Seaport Revenue, (MBIA),
                   5.125%, 10/1/16                             1,934,280
------------------------------------------------------------------------
                                                             $ 2,932,420
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Water and Sewer -- 15.0%
------------------------------------------------------------------------
     $2,000        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/11                    $ 2,040,980
      1,000        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/21                        957,680
      2,000        Manatee County, Public Utilities,
                   (MBIA), 6.75%, 10/1/04                      2,158,320
      1,000        Pasco County, Water and Sewer, (FGIC),
                   5.40%, 10/1/03                              1,025,740
------------------------------------------------------------------------
                                                             $ 6,182,720
------------------------------------------------------------------------
Nursing Home -- 6.0%
------------------------------------------------------------------------
     $  500        Citrus County IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03               $   486,280
        480        Jacksonville Health Facilities
                   Authority, (National Benevolent
                   Association-Cypress Village),
                   6.50%, 12/1/00                                481,272
        500        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/21                               427,640
        250        Lee County IDA, (Shell Point Village),
                   5.75%, 11/15/14                               229,612
        900        Volusia County, (Beverly Enterprises),
                   5.875%, 7/1/07                                862,569
------------------------------------------------------------------------
                                                             $ 2,487,373
------------------------------------------------------------------------
Senior Living / Life Care -- 2.5%
------------------------------------------------------------------------
     $  600        North Miami HFA, (Imperial Club),
                   6.75%, 1/1/33                             $   513,312
        600        Okaloosa County, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                                505,002
------------------------------------------------------------------------
                                                             $ 1,018,314
------------------------------------------------------------------------
Special Tax Revenue -- 12.3%
------------------------------------------------------------------------
     $  450        Fleming Island Plantation Community
                   Development District, 6.30%, 2/1/05       $   452,066
        500        Heritage Palms Community Development
                   District, Capital Improvements,
                   6.25%, 11/1/04                                499,465
        400        Heritage Springs Community Development
                   District, Capital Improvements,
                   6.25%, 5/1/05                                 398,480
        200        Lexington Oaks Community Development
                   District, 6.70%, 5/1/07                       202,368
        525        Longleaf Community Development District,
                   6.20%, 5/1/09                                 502,257
        635        North Springs, Improvement District,
                   Special Assessment Revenue, (Heron Bay),
                   7.00%, 5/1/19                                 646,703
      2,000        Orlando Capital Improvements,
                   5.00%, 10/1/18                              1,874,680
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
     $  250        Stoneybrook West Community Development
                   District, 6.45%, 5/1/10                   $   248,660
        250        Vista Lakes Community Development
                   District, 6.35%, 5/1/05                       250,325
------------------------------------------------------------------------
                                                             $ 5,075,004
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.7%
   (identified cost $40,552,968)                             $40,314,707
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                       $   932,359
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $41,247,066
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 50.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.1% to 22.6% of total investments.

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 2.4%
------------------------------------------------------------------------
     $1,000        Massachusetts IFA, (Ogden Haverhill),
                   (AMT), 5.50%, 12/1/13                     $   933,680
------------------------------------------------------------------------
                                                             $   933,680
------------------------------------------------------------------------
Education -- 11.7%
------------------------------------------------------------------------
     $  400        Massachusetts Development Finance
                   Agency, (Xaverian Brothers High School),
                   5.55%, 7/1/19                             $   370,696
      1,000        Massachusetts HEFA, (Boston College),
                   5.375%, 6/1/14                              1,014,450
        500        Massachusetts IFA, (Belmont Hill
                   School), 5.15%, 9/1/13                        480,590
        500        Massachusetts IFA, (Dana Hall),
                   5.90%, 7/1/27                                 468,420
      1,030        Massachusetts IFA, (Park School),
                   5.50%, 9/1/16                               1,030,927
        750        Massachusetts IFA, (St. Johns High
                   School, Inc.), 5.70%, 6/1/18                  718,147
        500        Massachusetts IFA, (Wentworth Institute
                   of Technology), 5.55%, 10/1/13                490,970
------------------------------------------------------------------------
                                                             $ 4,574,200
------------------------------------------------------------------------
Electric Utilities -- 2.6%
------------------------------------------------------------------------
     $1,000        Massachusetts Municipal Wholesale
                   Electric Co., 5.70%, 7/1/01               $ 1,008,110
------------------------------------------------------------------------
                                                             $ 1,008,110
------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.3%
------------------------------------------------------------------------
     $  785        Massachusetts Bay Transportation
                   Authority, Prerefunded to 3/01/05,
                   5.75%, 3/1/18                             $   834,698
        860        Massachusetts HEFA, (Fairview Extended
                   Care), Prerefunded to 1/1/01,
                   10.125%, 1/1/11                               889,395
        417        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         429,704
      2,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20         1,880,840
        400        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, (FGIC),
                   5.125%, 1/1/23                                375,720
------------------------------------------------------------------------
                                                             $ 4,410,357
------------------------------------------------------------------------
General Obligations -- 11.0%
------------------------------------------------------------------------
     $  500        Burlington, 5.00%, 2/1/15                 $   487,725
        500        Burlington, 5.00%, 2/1/16                     482,570
      1,000        Massachusetts, 5.00%, 11/1/14                 970,920
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

General Obligations (continued)
------------------------------------------------------------------------
     $  215        Massachusetts Bay Transportation
                   Authority, 5.75%, 3/1/18                  $   217,343
      2,500        Massachusetts State Federal Highway
                   Grant Anticipation Notes,
                   0.00%, 6/15/15                              1,110,950
      1,000        Woods Hole, Martha's Vineyard and
                   Nantucket Steamship Authority,
                   6.60%, 3/1/03                               1,046,350
------------------------------------------------------------------------
                                                             $ 4,315,858
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.5%
------------------------------------------------------------------------
     $  200        Massachusetts Development Finance
                   Agency, (MCHSP Human Services),
                   6.60%, 8/15/29                            $   177,986
        450        Massachusetts Development Finance
                   Agency, (New England Center for
                   Children), 5.30%, 11/1/08                     406,809
------------------------------------------------------------------------
                                                             $   584,795
------------------------------------------------------------------------
Hospital -- 20.4%
------------------------------------------------------------------------
     $  750        Massachusetts HEFA, (Caritas Christi
                   Obligated Group), 5.70%, 7/1/15           $   648,067
        500        Massachusetts HEFA, (Dana Farber Cancer
                   Institute), 6.50%, 12/1/05                    528,060
      3,000        Massachusetts HEFA, (Daughters of
                   Charity), 5.75%, 7/1/02                     3,063,660
        770        Massachusetts HEFA, (Jordan Hospital),
                   5.00%, 10/1/11                                689,473
        750        Massachusetts HEFA,
                   (Milford-Whitinsville Regional
                   Hospital), 5.75%, 7/15/13                     655,425
        860        Massachusetts HEFA, (New England Health
                   Systems), 6.125%, 8/1/13                      760,584
      1,335        Massachusetts HEFA, (North Adams
                   Regional Hospital), 6.25%, 7/1/04           1,374,249
        250        Massachusetts HEFA, (Partners Healthcare
                   System), 5.00%, 7/1/09                        246,413
------------------------------------------------------------------------
                                                             $ 7,965,931
------------------------------------------------------------------------
Industrial Development Revenue -- 0.9%
------------------------------------------------------------------------
     $  350        Massachusetts Development Finance
                   Agency, (YMCA of Greater Boston),
                   5.25%, 11/1/13                            $   335,748
------------------------------------------------------------------------
                                                             $   335,748
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.4%
------------------------------------------------------------------------
     $2,000        Massachusetts Municipal Wholesale
                   Electric Co., (AMBAC), 6.625%, 7/1/03     $ 2,106,920
------------------------------------------------------------------------
                                                             $ 2,106,920
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 11.1%
------------------------------------------------------------------------
     $  750        Haverhill, (FGIC), 5.00%, 6/15/17         $   705,000
      2,000        Massachusetts Bay Transportation
                   Authority, (AMBAC), 5.25%, 3/1/11           2,070,600
      1,000        Massachusetts, (AMBAC), 5.00%, 7/1/12         998,600
        535        Randolph, (FGIC), 5.25%, 4/1/11               547,803
------------------------------------------------------------------------
                                                             $ 4,322,003
------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 2.6%
------------------------------------------------------------------------
     $1,000        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/05             $ 1,008,550
------------------------------------------------------------------------
                                                             $ 1,008,550
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.3%
------------------------------------------------------------------------
     $1,650        Puerto Rico, ITEM & ECFA, (Guaynabo
                   Municipal Government), 5.375%, 7/1/06     $ 1,686,350
------------------------------------------------------------------------
                                                             $ 1,686,350
------------------------------------------------------------------------
Nursing Home -- 4.6%
------------------------------------------------------------------------
     $  490        Massachusetts Development Finance
                   Agency, (Odd Fellows Home of
                   Massachusetts), 6.25%, 1/1/15             $   438,036
        515        Massachusetts HEFA, (Christopher House),
                   6.25%, 1/1/07                                 503,964
        860        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                874,904
------------------------------------------------------------------------
                                                             $ 1,816,904
------------------------------------------------------------------------
Pooled Loans -- 3.9%
------------------------------------------------------------------------
     $1,595        Massachusetts Water Pollution Abatement
                   Trust, 0.00%, 8/1/12                      $   858,636
        680        Massachusetts Water Pollution Abatement
                   Trust, 5.25%, 8/1/14                          681,612
------------------------------------------------------------------------
                                                             $ 1,540,248
------------------------------------------------------------------------
Senior Living / Life Care -- 2.4%
------------------------------------------------------------------------
     $  600        Massachusetts Development Finance
                   Agency, (Berkshire Retirement),
                   5.60%, 7/1/19                             $   501,432
        500        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 427,610
------------------------------------------------------------------------
                                                             $   929,042
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $  500        Massachusetts Special Obligations,
                   5.00%, 6/1/14                             $   490,505
------------------------------------------------------------------------
                                                             $   490,505
------------------------------------------------------------------------
Transportation -- 1.0%
------------------------------------------------------------------------
     $  400        Rail Connections, Inc., (Rte. 128
                   Parking Garage), 5.30%, 7/1/09            $   395,036
------------------------------------------------------------------------
                                                             $   395,036
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $38,776,832)                             $38,424,237
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $   653,528
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $39,077,765
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 20.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 13.5% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.6%
------------------------------------------------------------------------
     $  535        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   552,623
------------------------------------------------------------------------
                                                             $   552,623
------------------------------------------------------------------------
Cogeneration -- 8.3%
------------------------------------------------------------------------
     $1,915        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/05                            $ 1,927,045
        500        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                         515,260
        365        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.50%, 10/1/01         368,387
------------------------------------------------------------------------
                                                             $ 2,810,692
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.2%
------------------------------------------------------------------------
     $  310        New Jersey EDA, (Cadbury Corp.),
                   Prerefunded to 7/1/01, 8.00%, 7/1/15      $   326,799
      2,030        New Jersey EDA, (Princeton Custodial
                   Receipts), Escrowed to Maturity,
                   0.00%, 12/15/12                             1,082,619
------------------------------------------------------------------------
                                                             $ 1,409,418
------------------------------------------------------------------------
General Obligations -- 6.9%
------------------------------------------------------------------------
     $  500        Jersey City School District,
                   6.25%, 10/1/10                            $   551,010
      1,050        Puerto Rico, 0.00%, 7/1/08                    725,172
      1,000        South Brunswick, 7.125%, 7/15/02            1,045,220
------------------------------------------------------------------------
                                                             $ 2,321,402
------------------------------------------------------------------------
Hospital -- 8.4%
------------------------------------------------------------------------
     $1,000        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Care Center), 6.45%, 7/1/02       $ 1,023,430
        450        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.125%, 1/1/20                                456,448
        500        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.60%, 7/1/15                                 497,125
        880        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 5.75%, 7/1/08                      844,219
------------------------------------------------------------------------
                                                             $ 2,821,222
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Housing -- 0.7%
------------------------------------------------------------------------
     $  300        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/18                             $   246,183
------------------------------------------------------------------------
                                                             $   246,183
------------------------------------------------------------------------
Industrial Development Revenue -- 6.3%
------------------------------------------------------------------------
     $  350        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 6.875%, 12/1/22                   $   361,077
        300        New Jersey EDA, (Continental Airlines,
                   Inc.), (AMT), 6.25%, 9/15/19                  283,161
        325        New Jersey EDA, (Economic Growth), LOC:
                   Bank of Paris, (AMT), 6.00%, 12/1/02          328,442
        500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                 485,310
        350        New Jersey EDA, (Kapkowski Road
                   Landfill), 6.375%, 4/1/18                     345,824
        300        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                                314,238
------------------------------------------------------------------------
                                                             $ 2,118,052
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.6%
------------------------------------------------------------------------
     $1,000        Middlesex County Utilities Authority,
                   (FGIC), 6.10%, 12/1/01                    $ 1,019,140
      1,000        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                         880,760
------------------------------------------------------------------------
                                                             $ 1,899,900
------------------------------------------------------------------------
Insured-General Obligations -- 26.5%
------------------------------------------------------------------------
     $1,000        Atlantic City Board of Education,
                   (AMBAC), 6.00%, 12/1/02                   $ 1,031,370
      1,175        Edison, (AMBAC), 4.70%, 1/1/04              1,183,554
      1,200        Kearney, (FSA), 6.50%, 2/1/04               1,252,356
        725        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/11                         741,545
        825        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/14                         828,581
        850        Roselle, (MBIA), 4.65%, 10/15/03              855,857
      1,000        South Brunswick Township Board of
                   Education, (FGIC), 6.40%, 8/1/03            1,051,910
      2,000        Washington Township Board of Education,
                   (MBIA), 5.125%, 2/1/15                      1,969,940
------------------------------------------------------------------------
                                                             $ 8,915,113
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 10.3%
------------------------------------------------------------------------
     $1,300        New Jersey Health Care Facilities
                   Financing Authority, (AHS Hospital
                   Corp.), (AMBAC), 6.00%, 7/1/12            $ 1,398,202
      1,910        New Jersey Health Care Facilities
                   Financing Authority, (Dover General
                   Hospital and Medical Center), (MBIA),
                   7.00%, 7/1/04                               2,063,889
------------------------------------------------------------------------
                                                             $ 3,462,091
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.5%
------------------------------------------------------------------------
     $  500        Puerto Rico Public Finance Corp.,
                   (AMBAC), 5.375%, 6/1/17                   $   510,815
------------------------------------------------------------------------
                                                             $   510,815
------------------------------------------------------------------------
Insured-Solid Waste -- 0.8%
------------------------------------------------------------------------
     $  250        Bergen County Utilities Authority, Solid
                   Waste System, (FGIC), 6.00%, 6/15/02      $   256,235
------------------------------------------------------------------------
                                                             $   256,235
------------------------------------------------------------------------
Insured-Transportation -- 8.4%
------------------------------------------------------------------------
     $  500        Delaware River Port Authority, (FSA),
                   5.50%, 1/1/10                             $   525,680
      1,000        New Jersey Turnpike Authority, (FSA),
                   5.90%, 1/1/03                               1,030,080
        795        New Jersey Turnpike Authority, (FSA),
                   6.40%, 1/1/02                                 813,452
        500        South Jersey Transportation Authority,
                   (AMBAC), 5.00%, 11/1/18                       474,575
------------------------------------------------------------------------
                                                             $ 2,843,787
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.0%
------------------------------------------------------------------------
     $  565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/16                            $   233,260
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/17                                218,226
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/18                                204,598
------------------------------------------------------------------------
                                                             $   656,084
------------------------------------------------------------------------
Solid Waste -- 0.9%
------------------------------------------------------------------------
     $  300        Atlantic County Utilities Authority,
                   Solid Waste System, 7.00%, 3/1/08         $   296,286
------------------------------------------------------------------------
                                                             $   296,286
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation -- 5.6%
------------------------------------------------------------------------
     $1,000        New Jersey Transportation Authority,
                   Variable Rate, 6/15/17(1)(2)              $   913,560
      1,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                        969,020
------------------------------------------------------------------------
                                                             $ 1,882,580
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.0%
   (identified cost $32,490,520)                             $33,002,483
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.0%                       $   688,647
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $33,691,130
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 56.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 11.0% to 19.5% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.0%
------------------------------------------------------------------------
     $  480        Glen Cove IDA, (Regency at Glen Cove),
                   9.50%, 7/1/12                             $   506,107
------------------------------------------------------------------------
                                                             $   506,107
------------------------------------------------------------------------
Cogeneration -- 3.1%
------------------------------------------------------------------------
     $  635        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.50%, 10/1/01     $   640,893
        600        Suffolk County IDA, (Nissequogue
                   Cogeneration Partners Facility), (AMT),
                   5.50%, 1/1/23                                 512,034
        375        Suffolk County IDA, Civic Facility
                   Revenue, (Alliance of Long Island
                   Agencies), 7.50%, 9/1/15                      372,817
------------------------------------------------------------------------
                                                             $ 1,525,744
------------------------------------------------------------------------
Education -- 0.4%
------------------------------------------------------------------------
     $  100        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/15                            $    99,943
        105        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/19                                102,735
------------------------------------------------------------------------
                                                             $   202,678
------------------------------------------------------------------------
Electric Utilities -- 3.9%
------------------------------------------------------------------------
     $1,000        Long Island Power Authority, Electric
                   System Revenue, 5.00%, 12/1/18            $   934,750
      1,000        Long Island Power Authority, Electric
                   System Revenue, 5.25%, 12/1/02              1,014,360
------------------------------------------------------------------------
                                                             $ 1,949,110
------------------------------------------------------------------------
General Obligations -- 5.9%
------------------------------------------------------------------------
     $  750        New York City, 0.00%, 8/1/07              $   537,360
      1,000        New York City, 0.00%, 8/1/08                  677,190
      1,025        New York City, 6.375%, 8/1/06               1,067,650
      1,000        New York City, 0.00%, 8/1/08                  677,190
------------------------------------------------------------------------
                                                             $ 2,959,390
------------------------------------------------------------------------
Hospital -- 9.9%
------------------------------------------------------------------------
     $  500        Chautauqua County IDA, (Womans Christian
                   Association), 6.35%, 11/15/17             $   468,800
        580        Fulton County IDA, (Nathan Littauer
                   Hospital), 5.75%, 11/1/09                     534,592
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $  500        New York City, Health and Hospital
                   Corp., 5.25%, 2/15/17                     $   468,880
      2,000        New York State Dormitory Authority,
                   (Department of Health), 5.375%, 7/1/08      2,049,500
      1,000        New York State Dormitory Authority,
                   (Nyack Hospital), 6.00%, 7/1/06               995,480
        500        Oneida County IDA, (St. Elizabeth
                   Medical Center), 5.50%, 12/1/10               450,635
------------------------------------------------------------------------
                                                             $ 4,967,887
------------------------------------------------------------------------
Housing -- 6.9%
------------------------------------------------------------------------
     $1,000        New York City Housing Development Corp.,
                   MFMR, 5.625%, 5/1/12                      $ 1,007,000
        500        New York State Mortgage Agency, (AMT),
                   5.20%, 10/1/08                                507,915
      1,500        New York State Mortgage Agency, (AMT),
                   6.45%, 10/1/21                              1,561,935
        400        Westchester County IDA, (Children's
                   Village), 5.375%, 3/15/19                     375,492
------------------------------------------------------------------------
                                                             $ 3,452,342
------------------------------------------------------------------------
Industrial Development Revenue -- 7.6%
------------------------------------------------------------------------
     $1,000        Dutchess County IDA, (IBM), (AMT),
                   5.45%, 12/1/29                            $ 1,012,370
        750        Port Authority of New York and New
                   Jersey, (Delta Airlines), 6.95%, 6/1/08       784,208
      1,500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26             1,527,240
        500        Suffolk County IDA, (Jeffersons Ferry),
                   7.20%, 11/1/19                                497,950
------------------------------------------------------------------------
                                                             $ 3,821,768
------------------------------------------------------------------------
Insured-Education -- 6.3%
------------------------------------------------------------------------
     $1,000        New York Dormitory Authority Revenue,
                   (University Educational Facilities),
                   (FSA), 5.75%, 5/15/17                     $ 1,047,560
      1,075        New York State Dormitory Authority, (Mt.
                   Sinai School of Medicine), (MBIA),
                   6.75%, 7/1/09                               1,113,711
        500        New York State Dormitory Authority, (New
                   York University), (AMBAC),
                   5.75%, 7/1/12(1)                              526,275
        500        Niagara County IDA, (Niagara
                   University), (AMBAC), 5.25%, 10/1/18          481,130
------------------------------------------------------------------------
                                                             $ 3,168,676
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.9%
------------------------------------------------------------------------
     $2,750        New York State Local Government
                   Assistance Corp., (MBIA), 0.00%, 4/1/13   $ 1,428,790
------------------------------------------------------------------------
                                                             $ 1,428,790
------------------------------------------------------------------------
Insured-Transportation -- 7.8%
------------------------------------------------------------------------
     $1,000        Metropolitan Transportation Authority,
                   (FGIC), 5.25%, 7/1/17                     $   973,300
      2,240        Metropolitan Transportation Authority,
                   (FGIC), 5.70%, 7/1/10(2)                    2,356,502
        500        Monroe County Airport Authority, (MBIA),
                   (AMT), Variable Rate, 1/1/17(3)(4)            544,780
------------------------------------------------------------------------
                                                             $ 3,874,582
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 13.0%
------------------------------------------------------------------------
     $2,000        New York State Energy Research and
                   Development Authority, (Western NY
                   Nuclear Service Center), 6.00%, 4/1/06    $ 2,118,380
      2,000        New York State HFA, Health Facilities,
                   6.375%, 11/1/03(2)                          2,086,300
      1,485        New York State Thruway Authority,
                   Special Obligations, 0.00%, 1/1/04          1,272,719
      1,000        New York State Urban Development Corp.,
                   (Youth Facilities), 5.75%, 4/1/10           1,046,160
------------------------------------------------------------------------
                                                             $ 6,523,559
------------------------------------------------------------------------
Senior Living / Life Care -- 0.7%
------------------------------------------------------------------------
     $  400        Mt. Vernon IDA, (Wartburg Senior
                   Housing, Inc.), 6.15%, 6/1/19             $   346,516
------------------------------------------------------------------------
                                                             $   346,516
------------------------------------------------------------------------
Special Tax Revenue -- 10.8%
------------------------------------------------------------------------
     $1,000        New York City Transitional Finance
                   Authority, 5.00%, 5/1/16                  $   950,570
      4,500        New York State Local Government
                   Assistance Corp., 5.25%, 4/1/16             4,459,995
------------------------------------------------------------------------
                                                             $ 5,410,565
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation -- 10.2%
------------------------------------------------------------------------
     $1,000        NY Thruway Authority, 5.75%, 4/1/16       $ 1,011,830
      3,000        Port Authority of New York and New
                   Jersey, (AMT), 6.00%, 7/1/14                3,110,580
      1,000        Triborough Bridge and Tunnel Authority,
                   5.25%, 1/1/17                                 970,660
------------------------------------------------------------------------
                                                             $ 5,093,070
------------------------------------------------------------------------
Water and Sewer -- 9.3%
------------------------------------------------------------------------
     $3,000        New York City Municipal Water Finance
                   Authority, 5.125%, 6/15/21                $ 2,759,130
      1,825        New York City Municipal Water Finance
                   Authority, 5.70%, 6/15/02                   1,864,019
------------------------------------------------------------------------
                                                             $ 4,623,149
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.7%
   (identified cost $49,338,137)                             $49,853,933
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.3%                       $   172,875
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $50,026,808
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 17.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.0% to 6.7% of total investments.

 (1)  When-issued security.
 (2) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.4%
------------------------------------------------------------------------
     $  225        Greene County IDA, (Fairview Extended
                   Care), Prerefunded to 1/1/01,
                   10.125%, 1/1/11                           $   232,488
      1,000        Warren County, (Otterbein Homes),
                   Prerefunded to 7/1/01, 7.20%, 7/1/11        1,039,800
------------------------------------------------------------------------
                                                             $ 1,272,288
------------------------------------------------------------------------
General Obligations -- 11.6%
------------------------------------------------------------------------
     $  500        Hamilton School District, 6.15%, 12/1/15  $   546,350
        300        Kings County Local School District,
                   7.60%, 12/1/10                                329,973
        675        Ohio, 0.00%, 8/1/04                           562,633
        500        Ohio, 0.00%, 8/1/05                           396,520
        250        Ohio, 0.00%, 8/1/08                           169,882
------------------------------------------------------------------------
                                                             $ 2,005,358
------------------------------------------------------------------------
Hospital -- 11.6%
------------------------------------------------------------------------
     $1,000        Erie County, (Firelands Community
                   Hospital), 6.75%, 1/1/08                  $ 1,039,360
        250        Hamilton County Health Care Facilities
                   Authority, (Twin Towers Improvements),
                   5.75%, 10/1/19                                240,367
        250        Hamilton County Health System,
                   (Providence Hospital), 6.00%, 7/1/01          252,595
        250        Parma, Hospital Improvement Revenue,
                   (Parma Community General Hospital
                   Association), 5.25%, 11/1/13                  229,640
        250        Richland County Hospital Facilities,
                   (Medcentral Health Systems),
                   6.375%, 11/15/22                              247,203
------------------------------------------------------------------------
                                                             $ 2,009,165
------------------------------------------------------------------------
Housing -- 3.2%
------------------------------------------------------------------------
     $  290        Cuyahoga County, (Rolling Hills Apts.),
                   (AMT), 8.00%, 1/1/28                      $   278,194
        285        Lucas County, (Country Creek), (AMT),
                   8.00%, 7/1/26                                 267,330
------------------------------------------------------------------------
                                                             $   545,524
------------------------------------------------------------------------
Industrial Development Revenue -- 11.7%
------------------------------------------------------------------------
     $  250        Cuyahoga County, (Rock and Roll Hall of
                   Fame), 5.85%, 12/1/08                     $   257,250
        500        Dayton, Special Facilities Revenue,
                   (Emery Air Freight), 5.625%, 2/1/18           459,715
        840        Ohio Economic Development Commission,
                   (ABS Industries), (AMT), 6.00%, 6/1/04        859,874
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  240        Ohio Economic Development Commission,
                   (Progress Plastics Products), (AMT),
                   6.80%, 12/1/01                            $   241,212
        200        Toledo Lucas County Port Authority
                   Development Revenue, (Northwest Ohio
                   Bond Fund), (Alex Products), (AMT),
                   6.125%, 11/15/09                              202,772
------------------------------------------------------------------------
                                                             $ 2,020,823
------------------------------------------------------------------------
Insured-Education -- 3.9%
------------------------------------------------------------------------
     $  700        Ohio Public Facilities Commission,
                   (Higher Educational Facilities),
                   (AMBAC), 4.30%, 12/1/08                   $   668,997
------------------------------------------------------------------------
                                                             $   668,997
------------------------------------------------------------------------
Insured-General Obligations -- 32.4%
------------------------------------------------------------------------
     $  250        Athens City School District, (FSA),
                   5.45%, 12/1/10                            $   261,403
        265        Clinton Massie Local School District,
                   (AMBAC), 0.00%, 12/1/11                       148,445
        265        Clinton Massie Local School District,
                   (MBIA), 0.00%, 12/1/09                        167,493
        225        Finneytown Local School District,
                   (FGIC), 6.15%, 12/1/11                        247,757
      1,000        Hilliard School District, (FGIC),
                   0.00%, 12/1/14                                460,950
        175        Sciota Valley and Ross County School
                   District, (FGIC), 0.00%, 12/1/11               97,391
      1,000        Southwest Licking School Facilities
                   Improvement, (FGIC), 7.10%, 12/1/16         1,112,250
        500        South-Western City School District,
                   Franklin and Pickway Counties, (AMBAC),
                   4.75%, 12/1/26                                429,955
        500        Strongsville City School District,
                   (MBIA), 5.375%, 12/1/12                       515,295
      1,500        West Clermont School District, (AMBAC),
                   6.90%, 12/1/12                              1,658,460
        460        Wyoming, School District, (FGIC),
                   5.75%, 12/1/17                                481,786
------------------------------------------------------------------------
                                                             $ 5,581,185
------------------------------------------------------------------------
Insured-Hospital -- 3.0%
------------------------------------------------------------------------
     $  500        Cuyahoga County, (Metrohealth System),
                   (MBIA), 5.50%, 2/15/12                    $   514,680
------------------------------------------------------------------------
                                                             $   514,680
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 3.1%
------------------------------------------------------------------------
     $  500        Akron Economic Development, (MBIA),
                   6.00%, 12/1/12                            $   542,050
------------------------------------------------------------------------
                                                             $   542,050
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.1%
------------------------------------------------------------------------
     $  200        Union County, (Pleasant Valley Joint
                   Fire District), 6.125%, 12/1/19           $   196,442
------------------------------------------------------------------------
                                                             $   196,442
------------------------------------------------------------------------
Nursing Home -- 3.8%
------------------------------------------------------------------------
     $  600        Cuyahoga County HFA, (Benjamin Rose
                   Institute), 5.50%, 12/1/17                $   500,832
        155        Fairfield EDA, (Beverly Enterprises),
                   8.50%, 1/1/03                                 158,241
------------------------------------------------------------------------
                                                             $   659,073
------------------------------------------------------------------------
Pooled Loans -- 1.1%
------------------------------------------------------------------------
     $  200        Toledo Lucas County Port Authority
                   Development Revenue, (Northwest Ohio
                   Bond Fund), 5.10%, 5/15/12                $   182,566
------------------------------------------------------------------------
                                                             $   182,566
------------------------------------------------------------------------
Senior Living / Life Care -- 2.2%
------------------------------------------------------------------------
     $  200        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                             $   173,770
        250        Summit County Healthcare Facilities
                   Revenue, (Village at Saint Edward),
                   5.75%, 12/1/25                                208,363
------------------------------------------------------------------------
                                                             $   382,133
------------------------------------------------------------------------
Special Tax Revenue -- 1.5%
------------------------------------------------------------------------
     $  252        Columbus Special Assessment,
                   6.05%, 9/15/05                            $   255,763
------------------------------------------------------------------------
                                                             $   255,763
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Water and Sewer -- 0.6%
------------------------------------------------------------------------
     $  100        Cuyahoga County, Sewer Improvement
                   District, 5.45%, 12/1/15                  $    99,838
------------------------------------------------------------------------
                                                             $    99,838
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.2%
   (identified cost $17,032,367)                             $16,935,885
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                       $   304,260
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $17,240,145
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 43.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.5% to 17.2% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 3.5%
------------------------------------------------------------------------
     $  735        Chester County IDA, (Kimberton),
                   8.00%, 9/1/05                             $   754,669
        485        Delaware County IDA, (Glen Riddle),
                   (AMT), 8.125%, 9/1/05                         503,983
------------------------------------------------------------------------
                                                             $ 1,258,652
------------------------------------------------------------------------
Certificates of Participation -- 1.2%
------------------------------------------------------------------------
     $  500        Cliff House Trust, (AMT), 6.625%, 6/1/27  $   453,500
------------------------------------------------------------------------
                                                             $   453,500
------------------------------------------------------------------------
Cogeneration -- 4.3%
------------------------------------------------------------------------
     $1,500        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10   $ 1,535,865
------------------------------------------------------------------------
                                                             $ 1,535,865
------------------------------------------------------------------------
Education -- 1.9%
------------------------------------------------------------------------
     $  740        Pennsylvania HEFA, (Delaware Valley
                   College of Science and Agriculture),
                   5.25%, 4/5/12                             $   701,601
------------------------------------------------------------------------
                                                             $   701,601
------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.4%
------------------------------------------------------------------------
     $1,500        Somerset County, General Authority,
                   Correctional Facilities, (FGIC),
                   Escrowed to Maturity, 6.50%, 10/15/01     $ 1,532,625
        825        Virgin Islands Water and Power
                   Authority, Prerefunded to 7/1/01,
                   7.40%, 7/1/11                                 852,431
      5,000        Westmoreland County, Municipal
                   Authority, Water Utility, (FGIC),
                   Escrowed to Maturity, 0.00%, 8/15/19        1,714,750
------------------------------------------------------------------------
                                                             $ 4,099,806
------------------------------------------------------------------------
General Obligations -- 0.6%
------------------------------------------------------------------------
     $  500        Puerto Rico, 0.00%, 7/1/16                $   214,640
------------------------------------------------------------------------
                                                             $   214,640
------------------------------------------------------------------------
Hospital -- 16.3%
------------------------------------------------------------------------
     $  500        Allegheny County Hospital Development
                   Authority, (West Pennsylvania Health
                   System), 8.65%, 11/15/05                  $   494,650
      1,000        Allentown, Area Hospital Authority,
                   (Sacred Heart Hospital),
                   6.50%, 11/15/08                             1,009,420
        650        Hazleton Health Services Authority, (St.
                   Joseph's Hospital), 5.85%, 7/1/06             644,436
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $1,200        Lehigh County, General Purpose
                   Authority, (Muhlenberg Hospital),
                   5.75%, 7/15/10                            $ 1,272,264
        200        McKean County Hospital Authority,
                   (Bradford Hospital), 5.375%, 10/1/03          196,822
        300        Montgomery County HEFA, (Montgomery
                   Hospital), 6.25%, 7/1/06                      299,364
        500        New Castle Area Hospital Authority, (St.
                   Francis Hospital of New Castle),
                   5.90%, 11/15/00                               499,815
        170        Northhampton County Hospital Authority,
                   (Easton Hospital), 6.90%, 1/1/02              170,520
      1,350        South Fork Municipal Authority, (Lee
                   Hospital), 5.50%, 7/1/11                    1,290,235
------------------------------------------------------------------------
                                                             $ 5,877,526
------------------------------------------------------------------------
Industrial Development Revenue -- 6.3%
------------------------------------------------------------------------
     $  350        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                  $   356,675
      1,200        Erie IDA, (International Paper), (AMT),
                   5.85%, 12/1/20                              1,141,320
        750        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23               760,710
------------------------------------------------------------------------
                                                             $ 2,258,705
------------------------------------------------------------------------
Insured-Education -- 7.2%
------------------------------------------------------------------------
     $2,000        Allegheny County, Higher Education
                   Building Authority, (Duquesne
                   University), (AMBAC), 5.00%, 3/1/16       $ 1,885,920
        700        Montgomery County HEFA, (Saint Joseph's
                   University), (CLEE), 6.00%, 12/15/02          721,434
------------------------------------------------------------------------
                                                             $ 2,607,354
------------------------------------------------------------------------
Insured-Electric Utilities -- 7.2%
------------------------------------------------------------------------
     $  500        Beaver County IDA, (Ohio Edison),
                   (FGIC), 7.00%, 6/1/21                     $   516,675
      2,000        Cambria County IDA, (Pennsylvania
                   Electric), (MBIA), 5.35%, 11/1/10           2,068,460
------------------------------------------------------------------------
                                                             $ 2,585,135
------------------------------------------------------------------------
Insured-General Obligations -- 8.6%
------------------------------------------------------------------------
     $1,635        Harrisburg, (AMBAC), 0.00%, 9/15/12       $   869,477
      1,355        McKeesport, (FGIC), 0.00%, 10/1/11            766,442
      1,000        Pennsylvania, (AMBAC), 5.00%, 11/15/15        956,450
        500        Pleasant Valley School District, (FGIC),
                   5.00%, 9/1/10                                 508,660
------------------------------------------------------------------------
                                                             $ 3,101,029
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 5.2%
------------------------------------------------------------------------
     $1,000        Allegheny County Hospital Development
                   Authority, (South Hills Health), (MBIA),
                   5.50%, 5/1/08                             $ 1,037,920
        825        Indiana County Hospital Authority,
                   (Indiana Hospital), (CLEE),
                   5.875%, 7/1/01                                833,547
------------------------------------------------------------------------
                                                             $ 1,871,467
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.8%
------------------------------------------------------------------------
     $1,000        Northumberland County Authority, (MBIA),
                   6.50%, 10/15/01                           $ 1,021,750
------------------------------------------------------------------------
                                                             $ 1,021,750
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
------------------------------------------------------------------------
     $  350        Pittsburgh and Allegheny County, Public
                   Auditorium Authority, (AMBAC),
                   5.00%, 2/1/24                             $   316,271
------------------------------------------------------------------------
                                                             $   316,271
------------------------------------------------------------------------
Insured-Transportation -- 7.3%
------------------------------------------------------------------------
     $1,000        Allegheny County Airport Revenue,
                   (MBIA), 5.75%, 1/1/10                     $ 1,046,270
        590        Allegheny County Airport Revenue,
                   (MBIA), 5.75%, 1/1/12                         615,034
      1,000        Philadelphia Airport Revenue, (FGIC),
                   5.375%, 7/1/14                                986,530
------------------------------------------------------------------------
                                                             $ 2,647,834
------------------------------------------------------------------------
Nursing Home -- 2.5%
------------------------------------------------------------------------
     $  250        Chartiers Valley, Industrial and
                   Commercial Development Authority,
                   (Beverly Enterprises), 5.30%, 6/1/02      $   247,635
        250        Chartiers Valley, Industrial and
                   Commercial Development Authority,
                   (Beverly Enterprises), 5.35%, 6/1/03          245,610
        185        Clarion County IDA, (Beverly
                   Enterprises), 5.50%, 5/1/03                   180,273
        250        Green County IDA, (Beverly Enterprises),
                   5.50%, 3/1/08                                 231,988
------------------------------------------------------------------------
                                                             $   905,506
------------------------------------------------------------------------
Senior Living / Life Care -- 4.3%
------------------------------------------------------------------------
     $  335        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.00%, 8/15/11                            $   314,843
        245        Delaware County Authority, (White Horse
                   Village), 6.30%, 7/1/03                       247,876
        505        Delaware County Authority, (White Horse
                   Village), 6.40%, 7/1/04                       512,085
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care (continued)
------------------------------------------------------------------------
     $  480        Hazleton Health Services Authority,
                   (Hazleton General Hospital),
                   5.50%, 7/1/07                             $   464,918
------------------------------------------------------------------------
                                                             $ 1,539,722
------------------------------------------------------------------------
Solid Waste -- 3.9%
------------------------------------------------------------------------
     $  500        Greater Lebanon Refuse Authority,
                   6.40%, 11/15/00                           $   501,045
      1,000        Schuylkill County IDA, (Pine Grove
                   Landfill, Inc.), (AMT), 5.10%, 10/1/19        893,440
------------------------------------------------------------------------
                                                             $ 1,394,485
------------------------------------------------------------------------
Transportation -- 2.4%
------------------------------------------------------------------------
     $  920        Erie Municipal Airport Authority, (AMT),
                   5.50%, 7/1/09                             $   874,212
------------------------------------------------------------------------
                                                             $   874,212
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.8%
   (identified cost $35,472,935)                             $35,265,060
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                       $   794,912
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $36,059,972
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 49.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.4% to 17.1% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $21,182,964        $40,552,968        $38,776,832
   Unrealized appreciation
      (depreciation)                             129,767           (238,261)          (352,595)
-------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $21,312,731        $40,314,707        $38,424,237
-------------------------------------------------------------------------------------------------
Cash                                         $        --        $   105,072        $   117,612
Interest receivable                              282,041            830,232            537,244
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $21,594,772        $41,250,011        $39,079,093
-------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------
Payable for daily variation margin on
   open financial futures contracts          $     1,562        $        --        $        --
Due to bank                                       16,180                 --                 --
Payable to affiliate for Trustees' fees               37                211                137
Accrued expenses                                   2,320              2,734              1,191
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $    20,099        $     2,945        $     1,328
-------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $21,574,673        $41,247,066        $39,077,765
-------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $21,434,179        $41,485,327        $39,430,360
Net unrealized appreciation
   (depreciation) (computed on the basis
   of identified cost)                           140,494           (238,261)          (352,595)
-------------------------------------------------------------------------------------------------
TOTAL                                        $21,574,673        $41,247,066        $39,077,765
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $32,490,520        $49,338,137        $17,032,367        $35,472,935
   Unrealized appreciation
      (depreciation)                             511,963            515,796            (96,482)          (207,875)
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $33,002,483        $49,853,933        $16,935,885        $35,265,060
--------------------------------------------------------------------------------------------------------------------
Cash                                         $        --        $   563,062        $    33,802        $   232,917
Receivable for investments sold                  245,000            315,000                 --                 --
Interest receivable                              481,870            890,850            271,960            562,197
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $33,729,353        $51,622,845        $17,241,647        $36,060,174
--------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable for investments purchased            $        --        $ 1,063,761        $        --        $        --
Payable for when-issued securities                    --            528,820                 --                 --
Due to bank                                       34,699                 --                 --                 --
Payable to affiliate for Trustees' fees               46                193                 --                136
Accrued expenses                                   3,478              3,263              1,502                 66
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $    38,223        $ 1,596,037        $     1,502        $       202
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $33,691,130        $50,026,808        $17,240,145        $36,059,972
--------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $33,179,167        $49,511,012        $17,336,627        $36,267,847
Net unrealized appreciation
   (depreciation) (computed on the basis
   of identified cost)                           511,963            515,796            (96,482)          (207,875)
--------------------------------------------------------------------------------------------------------------------
TOTAL                                        $33,691,130        $50,026,808        $17,240,145        $36,059,972
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------
Interest                                     $  614,127         $1,186,677         $1,162,746
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $  614,127         $1,186,677         $1,162,746
-------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------
Investment adviser fee                       $   51,561         $   99,312         $   96,000
Trustees fees and expenses                          276              1,392              1,350
Legal and accounting services                    18,365             20,533             20,532
Custodian fee                                     8,491             13,492             11,797
Miscellaneous                                     4,210              5,783              6,619
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $   82,903         $  140,512         $  136,298
-------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    2,203         $    3,000         $    7,228
-------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    2,203         $    3,000         $    7,228
-------------------------------------------------------------------------------------------------

NET EXPENSES                                 $   80,700         $  137,512         $  129,070
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $  533,427         $1,049,165         $1,033,676
-------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $   29,140         $  (62,921)        $  (55,868)
   Financial futures contracts                  (46,397)           (18,235)            (7,817)
-------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $  (17,257)        $  (81,156)        $  (63,685)
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $  465,876         $  488,650         $  425,436
   Financial futures contracts                   36,021                 --             16,566
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)               $  501,897         $  488,650         $  442,002
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $  484,640         $  407,494         $  378,317
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $1,018,067         $1,456,659         $1,411,993
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------------
Interest                                     $  986,382         $1,414,708          $ 511,794         $1,072,715
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $  986,382         $1,414,708          $ 511,794         $1,072,715
--------------------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $   80,944         $  118,041          $  42,198         $   87,906
Trustees fees and expenses                        1,290              4,563                251              1,381
Legal and accounting services                    18,618             20,566             16,460             20,514
Custodian fee                                     9,035             12,545              7,413             11,774
Miscellaneous                                     7,052              7,975              5,186              6,708
--------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  116,939         $  163,690          $  71,508         $  128,283
--------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $       --         $       --          $   3,348         $    2,826
--------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $       --         $       --          $   3,348         $    2,826
--------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  116,939         $  163,690          $  68,160         $  125,457
--------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $  869,443         $1,251,018          $ 443,634         $  947,258
--------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $   48,295         $   56,956          $(143,450)        $  (15,624)
   Financial futures contracts                     (250)               (44)            (1,786)           (16,411)
--------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $   48,045         $   56,912          $(145,236)        $  (32,035)
--------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $  226,834         $  488,519          $ 337,752         $  373,256
   Financial futures contracts                   12,048             19,578              6,024                 --
--------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)               $  238,882         $  508,097          $ 343,776         $  373,256
--------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $  286,927         $  565,009          $ 198,540         $  341,221
--------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $1,156,370         $1,816,027          $ 642,174         $1,288,479
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $   533,427        $ 1,049,165        $ 1,033,676
   Net realized loss                             (17,257)           (81,156)           (63,685)
   Net change in unrealized
      appreciation (depreciation)                501,897            488,650            442,002
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 1,018,067        $ 1,456,659        $ 1,411,993
-------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $   369,399        $   569,609        $   662,492
   Withdrawals                                (2,416,555)        (5,801,911)        (7,186,152)
-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(2,047,156)       $(5,232,302)       $(6,523,660)
-------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(1,029,089)       $(3,775,643)       $(5,111,667)
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------
At beginning of period                       $22,603,762        $45,022,709        $44,189,432
-------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $21,574,673        $41,247,066        $39,077,765
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000

                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $   869,443        $ 1,251,018        $   443,634        $   947,258
   Net realized gain (loss)                       48,045             56,912           (145,236)           (32,035)
   Net change in unrealized
      appreciation (depreciation)                238,882            508,097            343,776            373,256
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 1,156,370        $ 1,816,027        $   642,174        $ 1,288,479
--------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $   569,846        $ 1,040,486        $    91,141        $   284,300
   Withdrawals                                (3,156,002)        (4,504,876)        (2,498,224)        (4,147,825)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(2,586,156)       $(3,464,390)       $(2,407,083)       $(3,863,525)
--------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(1,429,786)       $(1,648,363)       $(1,764,909)       $(2,575,046)
--------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------
At beginning of period                       $35,120,916        $51,675,171        $19,005,054        $38,635,018
--------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $33,691,130        $50,026,808        $17,240,145        $36,059,972
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,233,021       $  2,513,979       $  2,336,447
   Net realized gain                              74,516            156,957             55,649
   Net change in unrealized
      appreciation (depreciation)             (1,813,400)        (3,456,340)        (3,187,738)
-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $  (505,863)      $   (785,404)      $   (795,642)
-------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 1,647,497       $  6,349,671       $  7,777,378
   Withdrawals                                (7,215,977)       (20,489,768)       (14,335,749)
-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(5,568,480)      $(14,140,097)      $ (6,558,371)
-------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(6,074,343)      $(14,925,501)      $ (7,354,013)
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------
At beginning of year                         $28,678,105       $ 59,948,210       $ 51,543,445
-------------------------------------------------------------------------------------------------
AT END OF YEAR                               $22,603,762       $ 45,022,709       $ 44,189,432
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                             NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,867,367       $  2,857,046        $ 1,051,721       $  2,232,351
   Net realized gain (loss)                      167,593            231,736             34,583           (216,586)
   Net change in unrealized
      appreciation (depreciation)             (2,210,368)        (3,419,072)        (1,517,327)        (2,749,901)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $  (175,408)      $   (330,290)       $  (431,023)      $   (734,136)
--------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 3,960,119       $  6,571,148        $ 1,287,987       $  2,854,798
   Withdrawals                                (8,444,486)       (20,438,440)        (4,652,763)       (14,256,336)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(4,484,367)      $(13,867,292)       $(3,364,776)      $(11,401,538)
--------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(4,659,775)      $(14,197,582)       $(3,795,799)      $(12,135,674)
--------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------
At beginning of year                         $39,780,691       $ 65,872,753        $22,800,853       $ 50,770,692
--------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $35,120,916       $ 51,675,171        $19,005,054       $ 38,635,018
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           CALIFORNIA LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.75%(1)         0.66%       0.62%       0.61%       0.63%       0.58%
   Expenses after custodian
      fee reduction                       0.73%(1)         0.66%       0.61%       0.59%       0.61%       0.55%
   Net investment income                  4.81%(1)         4.84%       4.67%       4.86%       4.98%       4.82%
Portfolio Turnover                           5%              13%         29%         40%         57%         36%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $21,575          $22,604     $28,678     $34,297     $43,194     $59,216
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             FLORIDA LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    ---------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.66%(1)         0.62%       0.59%       0.58%       0.59%        0.55%
   Expenses after custodian
      fee reduction                       0.64%(1)         0.59%       0.57%       0.55%       0.57%        0.54%
   Net investment income                  4.92%(1)         4.87%       4.68%       4.90%       4.90%        4.73%
Portfolio Turnover                           3%              16%         16%         38%         66%          20%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $41,247          $45,023     $59,948     $72,241     $92,909     $127,835
-----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         MASSACHUSETTS LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.67%(1)         0.61%       0.60%       0.60%       0.60%       0.57%
   Expenses after custodian
      fee reduction                       0.63%(1)         0.58%       0.57%       0.56%       0.58%       0.55%
   Net investment income                  5.05%(1)         4.92%       4.67%       4.90%       4.97%       4.72%
Portfolio Turnover                           4%              15%         19%         46%         60%         27%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $39,078          $44,189     $51,543     $56,583     $69,670     $97,135
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           NEW JERSEY LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.68%(1)         0.63%       0.62%       0.62%       0.61%       0.57%
   Expenses after custodian
      fee reduction                       0.68%(1)         0.60%       0.62%       0.61%       0.58%       0.55%
   Net investment income                  5.05%(1)         5.01%       4.78%       4.91%       4.96%       4.78%
Portfolio Turnover                           4%              15%         13%         21%         37%         42%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $33,691          $35,121     $39,781     $45,540     $58,266     $80,173
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             NEW YORK LIMITED PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    ----------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997         1996
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.65%(1)         0.61%       0.59%       0.61%        0.58%        0.55%
   Expenses after custodian
      fee reduction                       0.65%(1)         0.58%       0.59%       0.59%        0.56%        0.53%
   Net investment income                  4.94%(1)         4.95%       4.74%       4.81%        4.87%        4.66%
Portfolio Turnover                           5%              18%         17%         53%          58%          32%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $50,027          $51,675     $65,873     $74,691     $100,014     $138,728
------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              OHIO LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.80%(1)         0.69%       0.67%       0.64%       0.68%       0.63%
   Expenses after custodian
      fee reduction                       0.76%(1)         0.66%       0.64%       0.64%       0.65%       0.61%
   Net investment income                  4.93%(1)         5.00%       4.85%       5.05%       5.20%       5.06%
Portfolio Turnover                           5%              13%         19%         29%         34%         47%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $17,240          $19,005     $22,801     $24,216     $28,470     $33,529
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                          PENNSYLVANIA LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.69%(1)         0.63%       0.62%       0.60%       0.61%       0.58%
   Expenses after custodian
      fee reduction                       0.67%(1)         0.61%       0.60%       0.58%       0.59%       0.56%
   Net investment income                  5.07%(1)         5.03%       4.83%       5.03%       5.11%       4.81%
Portfolio Turnover                           2%              11%         16%         36%         51%         24%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $36,060          $38,635     $50,771     $57,708     $67,876     $92,194
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Interim Financial Statements -- The interim financial statements relating to
   September 30, 2000, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -----------------------------------------------------------------------
    California Limited                        $ 51,561                0.47%
    Florida Limited                             99,312                0.47%
    Massachusetts Limited                       96,000                0.47%
    New Jersey Limited                          80,944                0.47%
    New York Limited                           118,041                0.47%
    Ohio Limited                                42,198                0.47%
    Pennsylvania Limited                        87,906                0.47%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2000, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2000 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,107,950
    Sales                                      2,502,157

    FLORIDA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,164,061
    Sales                                      5,546,168

    MASSACHUSETTS LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,502,556
    Sales                                      6,978,695

    NEW JERSEY LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,183,657
    Sales                                      3,185,347

    NEW YORK LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $2,359,630
    Sales                                      4,872,651

    OHIO LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $  901,736
    Sales                                      2,335,975

    PENNSYLVANIA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $  850,000
    Sales                                      3,900,668

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 2000, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $21,182,964
    -----------------------------------------------------
    Gross unrealized appreciation             $   551,192
    Gross unrealized depreciation                (421,425)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   129,767

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    -----------------------------------------------------

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $40,552,968
    -----------------------------------------------------
    Gross unrealized appreciation             $   767,426
    Gross unrealized depreciation              (1,005,687)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (238,261)
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $38,776,832
    -----------------------------------------------------
    Gross unrealized appreciation             $   756,442
    Gross unrealized depreciation              (1,109,037)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (352,595)
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $32,490,520
    -----------------------------------------------------
    Gross unrealized appreciation             $   838,242
    Gross unrealized depreciation                (326,279)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   511,963
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $49,338,137
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,031,683
    Gross unrealized depreciation                (515,887)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   515,796
    -----------------------------------------------------

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $17,032,367
    -----------------------------------------------------
    Gross unrealized appreciation             $   308,655
    Gross unrealized depreciation                (405,137)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (96,482)
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $35,472,935
    -----------------------------------------------------
    Gross unrealized appreciation             $   425,635
    Gross unrealized depreciation                (633,510)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (207,875)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at September 30, 2000, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     APPRECIATION
    ------------------------------------------------------------------------------------------------
    California                      12/00       10 U.S. Treasury Bond     Short          $10,727

   At September 30, 2000, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Massachusetts, New Jersey, New York
and Ohio Limited Maturity Municipals
Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California, Florida and Pennsylvania
Limited Maturity Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF THE LIMITED MATURITY MUNICIPALS PORTFOLIOS
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653
(800) 262-1122





EATON VANCE INVESTMENT TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

442-11/00                                                                7LTFSRC